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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number      811-08413

Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Date of fiscal year end:    Registrant is making a semi-annual filing for six of its series, Evergreen Enhanced S&P 500 Fund, Evergreen Growth Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund and Evergreen Small-Mid Growth Fund, for the six months ended March 31, 2008. These six series have a September 30 fiscal year end.

Date of reporting period: March 31, 2008

Item 1 - Reports to Stockholders.

Evergreen Enhanced S&P 500® Fund

Evergreen

ENHANCED S&P 500® FUND

Semiannual Report
as of March 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
May 2008

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder:
We are pleased to provide the Semiannual Report for Evergreen Enhanced S&P 500® Fund for the six-month period ended March 31, 2008 (the “six-month period”).

Mounting evidence of a slowing economy undermined confidence in equities and credit-sensitive fixed income securities during the six-month period. Investors feared weakness in housing and problems in the subprime mortgage industry could pull the domestic economy into recession. Major financial institutions began to report substantial losses from their exposures to subprime mortgages and banks started to tighten their credit standards and to restrict their lending. Equity prices were buffeted by news of falling profits, weakening housing, slowing employment, rising inflationary pressures and growing credit problems. Stock valuations fell across all market capitalizations, investment styles and regions. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. As a consequence, the prices of corporate bonds and many asset-backed securities fell, while Treasuries rallied in a general flight to quality. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy showed clear signs of weakening over the six-month period. Problems in the credit markets led to declines in lending for ordinary consumer and commercial activity, accentuating the effects of declining home prices. Corporate profits, employment and other key economic indicators showed signs of deterioration. Gross Domestic Product growth slowed to just 0.6% both in the final quarter of 2007 and in the first quarter of 2008. To reinvigorate the economy

LETTER TO SHAREHOLDERS continued

and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the six-month period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, consistent with the investment discipline and style of each fund. The manager of Evergreen Large Company Growth Fund and Evergreen Omega Fund focused on bottom-up, fundamental analysis in making individual stock selections. The portfolio manager supervising Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund, meanwhile, sought to balance each portfolio with exposure both to consistent growth companies and to more cyclically oriented corporations. At the same time, managers of Evergreen Growth Fund concentrated on opportunities among small cap growth companies with above-average earnings prospects and reasonable stock valuations. The portfolio manager of Evergreen Enhanced S&P 500® Fund, in turn, employed a largely quantitative discipline in choosing a portfolio of predominately large cap stocks from both the value and growth stock universes.

We believe the experiences in the capital markets during the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

FUND AT A GLANCE
as of March 31, 2008

MANAGEMENT TEAM
Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Manager:
William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/28/1990

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/1990	11/7/1997	6/30/1999	2/21/1995	6/30/2000

Nasdaq symbol	EVSAX	EVSBX	EVSTX	EVSYX	EVSSX

6-month return with sales charge	-16.34%	-16.35%	-13.23%	N/A	N/A

6-month return w/o sales charge	-12.16%	-12.47%	-12.45%	-12.05%	-12.13%

Average annual return*

1-year with sales charge	-10.66%	-11.06%	-7.71%	N/A	N/A

1-year w/o sales charge	-6.21%	-6.94%	-6.89%	-5.97%	-6.22%

5-year	11.25%	11.24%	11.52%	12.63%	12.36%

10-year	2.14%	1.87%	1.97%	2.90%	2.64%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and IS prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Enhanced S&P 500® Fund Class A shares versus a similar investment in the S&P 500® Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of March 31, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

The example illustrates your fund’s costs in two ways:

Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2007	3/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 878.45	$ 4.37
Class B	$ 1,000.00	$ 875.27	$ 7.88
Class C	$ 1,000.00	$ 875.50	$ 7.88
Class I	$ 1,000.00	$ 879.47	$ 3.20
Class IS	$ 1,000.00	$ 878.72	$ 4.37
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.35	$ 4.70
Class B	$ 1,000.00	$ 1,016.60	$ 8.47
Class C	$ 1,000.00	$ 1,016.60	$ 8.47
Class I	$ 1,000.00	$ 1,021.60	$ 3.44
Class IS	$ 1,000.00	$ 1,020.35	$ 4.70

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.93% for Class A, 1.68% for Class B, 1.68% for Class C, 0.68% for Class I and 0.93% for Class IS), multiplied by the average account value over the period, multiplied by 183 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$18.97	$17.09	$15.56	$13.56	$11.93	$9.70

Income from investment operations
Net investment income (loss)	0.09	0.18	0.19	0.12[1]	0.07	0.05[1]
Net realized and unrealized gains or losses on investments	(2.21)	2.48	1.53	2.02	1.62	2.23

Total from investment operations	(2.12)	2.66	1.72	2.14	1.69	2.28

Distributions to shareholders from
Net investment income	(0.09)	(0.18)	(0.19)	(0.14)	(0.06)	(0.05)
Net realized gains	(1.99)	(0.60)	0	0	0	0

Total distributions to shareholders	(2.08)	(0.78)	(0.19)	(0.14)	(0.06)	(0.05)

Net asset value, end of period	$14.77	$18.97	$17.09	$15.56	$13.56	$11.93

Total return[2]	(12.16%)	15.98%	11.13%	15.86%	14.16%	23.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$386,742	$513,074	$115,630	$100,728	$51,209	$40,373
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.93%[3]	0.89%	0.81%	1.11%	1.15%	1.12%
Expenses excluding waivers/reimbursements
and expense reductions	0.93%[3]	0.89%	0.82%	1.15%	1.17%	1.22%
Net investment income (loss)	1.13%[3]	0.92%	1.20%	0.83%	0.47%	0.47%
Portfolio turnover rate	18%	71%	52%	38%	54%	49%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$18.13	$16.36	$14.90	$13.01	$11.48	$9.36

Income from investment operations
Net investment income (loss)	0.03[1]	0.04[1]	0.07[1]	0[1]	(0.04)	(0.03)[1]
Net realized and unrealized gains or losses on investments	(2.10)	2.37	1.47	1.95	1.57	2.15

Total from investment operations	(2.07)	2.41	1.54	1.95	1.53	2.12

Distributions to shareholders from
Net investment income	(0.03)	(0.04)	(0.08)	(0.06)	0[2]	0[2]
Net realized gains	(1.99)	(0.60)	0	0	0	0

Total distributions to shareholders	(2.02)	(0.64)	(0.08)	(0.06)	0	0

Net asset value, end of period	$14.04	$18.13	$16.36	$14.90	$13.01	$11.48

Total return[3]	(12.47%)	15.05%	10.34%	15.03%	13.34%	22.68%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,617	$23,630	$29,352	$55,071	$11,177	$10,211
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.68%[4]	1.62%	1.57%	1.81%	1.85%	1.85%
Expenses excluding waivers/reimbursements
and expense reductions	1.68%[4]	1.62%	1.58%	1.85%	1.87%	1.94%
Net investment income (loss)	0.38%[4]	0.25%	0.46%	0.00%	(0.24%)	(0.25%)
Portfolio turnover rate	18%	71%	52%	38%	54%	49%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Amount represents less than $0.005 per share.
3 Excluding applicable sales charges
4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$18.45	$16.64	$15.17	$13.24	$11.69	$9.53

Income from investment operations
Net investment income (loss)	0.03	0.04[1]	0.07[1]	0.01[1]	(0.03)[1]	(0.02)[1]
Net realized and unrealized gains or losses on investments	(2.15)	2.42	1.49	1.98	1.58	2.18

Total from investment operations	(2.12)	2.46	1.56	1.99	1.55	2.16

Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.09)	(0.06)	0[2]	0
Net realized gains	(1.99)	(0.60)	0	0	0	0

Total distributions to shareholders	(2.02)	(0.65)	(0.09)	(0.06)	0	0

Net asset value, end of period	$14.31	$18.45	$16.64	$15.17	$13.24	$11.69

Total return[3]	(12.45%)	15.10%	10.29%	15.08%	13.27%	22.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,569	$12,331	$7,944	$6,003	$2,518	$460
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.68%[4]	1.63%	1.55%	1.81%	1.84%	1.85%
Expenses excluding waivers/reimbursements
and expense reductions	1.68%[4]	1.63%	1.56%	1.85%	1.86%	1.94%
Net investment income (loss)	0.38%[4]	0.24%	0.45%	0.09%	(0.24%)	(0.21%)
Portfolio turnover rate	18%	71%	52%	38%	54%	49%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Amount represents less than $0.005 per share.
3 Excluding applicable sales charges
4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$19.06	$17.16	$15.62	$13.61	$11.99	$9.74

Income from investment operations
Net investment income (loss)	0.12	0.23	0.24	0.18	0.10	0.08[1]
Net realized and unrealized gains or losses on investments	(2.23)	2.49	1.53	2.01	1.62	2.25

Total from investment operations	(2.11)	2.72	1.77	2.19	1.72	2.33

Distributions to shareholders from
Net investment income	(0.11)	(0.22)	(0.23)	(0.18)	(0.10)	(0.08)
Net realized gains	(1.99)	(0.60)	0	0	0	0

Total distributions to shareholders	(2.10)	(0.82)	(0.23)	(0.18)	(0.10)	(0.08)

Net asset value, end of period	$14.85	$19.06	$17.16	$15.62	$13.61	$11.99

Total return	(12.05%)	16.28%	11.44%	16.19%	14.40%	24.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,104,343	$1,592,166	$1,722,790	$1,432,963	$1,455,039	$528,160
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.68%[2]	0.62%	0.55%	0.80%	0.84%	0.85%
Expenses excluding waivers/reimbursements
and expense reductions	0.68%[2]	0.62%	0.56%	0.84%	0.86%	0.94%
Net investment income (loss)	1.37%[2]	1.25%	1.45%	1.23%	0.76%	0.76%
Portfolio turnover rate	18%	71%	52%	38%	54%	49%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS IS	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$18.99	$17.10	$15.57	$13.57	$11.93	$9.70

Income from investment operations
Net investment income (loss)	0.09[1]	0.18	0.20	0.15[1]	0.07	0.05[1]
Net realized and unrealized gains or losses on investments	(2.21)	2.49	1.52	2.00	1.63	2.24

Total from investment operations	(2.12)	2.67	1.72	2.15	1.70	2.29

Distributions to shareholders from
Net investment income	(0.10)	(0.18)	(0.19)	(0.15)	(0.06)	(0.06)
Net realized gains	(1.99)	(0.60)	0	0	0	0

Total distributions to shareholders	(2.09)	(0.78)	(0.19)	(0.15)	(0.06)	(0.06)

Net asset value, end of period	$14.78	$18.99	$17.10	$15.57	$13.57	$11.93

Total return	(12.13%)	15.92%	11.13%	15.89%	14.23%	23.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$54,949	$68,154	$68,764	$75,019	$80,111	$915
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.93%[2]	0.87%	0.80%	1.05%	1.08%	1.10%
Expenses excluding waivers/reimbursements
and expense reductions	0.93%[2]	0.87%	0.81%	1.09%	1.10%	1.19%
Net investment income (loss)	1.13%[2]	1.00%	1.21%	0.99%	0.51%	0.49%
Portfolio turnover rate	18%	71%	52%	38%	54%	49%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 8.2%
Hotels, Restaurants & Leisure 1.2%
Carnival Corp.	88,630	$ 3,587,742
Darden Restaurants, Inc.	174,287	5,673,042
McDonald’s Corp.	168,210	9,381,072

		18,641,856

Household Durables 0.4%
Whirlpool Corp.	73,790	6,403,496

Internet & Catalog Retail 0.3%
Amazon.com, Inc. *	67,975	4,846,618

Leisure Equipment & Products 0.6%
Hasbro, Inc. (p)	325,321	9,076,456

Media 3.2%
Omnicom Group, Inc.	312,853	13,821,846
Time Warner, Inc.	1,025,760	14,381,155
Viacom, Inc., Class B *	319,320	12,651,458
Walt Disney Co. (p)	282,092	8,852,047

		49,706,506

Specialty Retail 1.5%
AutoZone, Inc. *	29,885	3,401,810
Best Buy Co., Inc.	266,331	11,042,083
TJX Cos.	293,550	9,707,698

		24,151,591

Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc. *	152,174	4,588,046
Nike, Inc., Class B	161,254	10,965,272

		15,553,318

CONSUMER STAPLES 11.8%
Beverages 2.7%
Coca-Cola Enterprises, Inc.	485,477	11,748,543
Molson Coors Brewing Co., Class B	246,928	12,981,005
Pepsi Bottling Group, Inc.	265,690	9,009,548
PepsiCo, Inc. (p)	126,726	9,149,617

		42,888,713

Food & Staples Retailing 3.0%
Kroger Co.	446,196	11,333,378
Safeway, Inc.	169,945	4,987,886
Wal-Mart Stores, Inc.	596,217	31,408,712

		47,729,976

Food Products 0.5%
Bunge, Ltd. (p)	79,848	6,937,194

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 2.4%
Procter & Gamble Co.	536,418	$ 37,586,809

Personal Products 0.6%
Alberto-Culver Co.	343,543	9,416,514

Tobacco 2.6%
Altria Group, Inc.	482,788	10,717,894
Philip Morris International, Inc. *	482,788	24,419,417
Reynolds American, Inc. (p)	99,913	5,897,864

		41,035,175

ENERGY 12.7%
Energy Equipment & Services 2.4%
ENSCO International, Inc.	167,213	10,470,878
Halliburton Co.	200,957	7,903,639
National Oilwell Varco, Inc. *	151,462	8,842,351
Noble Corp.	199,270	9,897,741

		37,114,609

Oil, Gas & Consumable Fuels 10.3%
Apache Corp.	82,722	9,994,472
Chevron Corp. (p)	458,985	39,178,960
ConocoPhillips	374,225	28,519,687
Exxon Mobil Corp.	706,999	59,797,975
Marathon Oil Corp.	177,301	8,084,926
Occidental Petroleum Corp.	123,049	9,003,495
Valero Energy Corp.	157,723	7,745,777

		162,325,292

FINANCIALS 14.3%
Capital Markets 3.2%
Federated Investors, Inc., Class B	170,598	6,680,618
Goldman Sachs Group, Inc.	103,315	17,087,268
Lehman Brothers Holdings, Inc.	144,964	5,456,445
Morgan Stanley	173,689	7,937,587
State Street Corp. (p)	163,739	12,935,381

		50,097,299

Commercial Banks 1.9%
Comerica, Inc.	202,867	7,116,574
Wells Fargo & Co.	787,665	22,921,052

		30,037,626

Diversified Financial Services 4.2%
Bank of America Corp.	644,364	24,427,839
Citigroup, Inc.	736,753	15,781,249
JPMorgan Chase & Co.	586,593	25,194,170

		65,403,258

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 4.6%
ACE, Ltd.	213,921	$ 11,778,490
Allstate Corp.	256,339	12,319,652
American International Group, Inc. (p)	465,765	20,144,336
MetLife, Inc. (p)	203,633	12,270,925
Travelers Companies, Inc.	317,172	15,176,680

		71,690,083

Real Estate Investment Trusts 0.4%
Simon Property Group, Inc.	74,667	6,937,311

HEALTH CARE 13.0%
Biotechnology 1.5%
Amgen, Inc. *	310,499	12,972,648
Biogen Idec, Inc. *	99,884	6,161,844
Genzyme Corp. *	69,023	5,144,975

		24,279,467

Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	236,241	13,659,454
St. Jude Medical, Inc. * (p)	230,888	9,972,053
Zimmer Holdings, Inc. *	131,020	10,201,217

		33,832,724

Health Care Providers & Services 2.5%
CIGNA Corp.	246,248	9,990,281
McKesson Corp.	101,106	5,294,921
Medco Health Solutions, Inc. *	82,707	3,621,740
UnitedHealth Group, Inc.	387,402	13,311,133
WellPoint, Inc. *	165,816	7,317,460

		39,535,535

Pharmaceuticals 6.8%
Eli Lilly & Co. (p)	303,851	15,675,673
Forest Laboratories, Inc. *	253,430	10,139,734
Johnson & Johnson	548,815	35,601,629
Merck & Co., Inc.	209,103	7,935,459
Pfizer, Inc.	1,469,344	30,753,370
Wyeth	143,480	5,991,725

		106,097,590

INDUSTRIALS 11.4%
Aerospace & Defense 4.4%
Boeing Co.	85,425	6,353,057
General Dynamics Corp.	130,084	10,845,103
Honeywell International, Inc.	147,921	8,345,703
L-3 Communications Holdings, Inc. (p)	103,839	11,353,756
Lockheed Martin Corp.	105,948	10,520,637

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Aerospace & Defense continued
Northrop Grumman Corp.	185,332	$ 14,420,683
United Technologies Corp.	116,066	7,987,662

		69,826,601

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	86,029	6,281,837

Commercial Services & Supplies 0.2%
Manpower, Inc.	61,203	3,443,281

Industrial Conglomerates 2.9%
General Electric Co.	1,218,618	45,101,052

Machinery 2.3%
Cummins, Inc.	183,195	8,577,190
Eaton Corp.	126,264	10,059,453
Paccar, Inc. (p)	150,138	6,756,210
Parker Hannifin Corp.	162,911	11,284,845

		36,677,698

Road & Rail 1.2%
CSX Corp.	127,759	7,163,447
Norfolk Southern Corp.	214,311	11,641,374

		18,804,821

INFORMATION TECHNOLOGY 17.3%
Communications Equipment 1.6%
Cisco Systems, Inc. *	655,345	15,787,261
Corning, Inc.	175,891	4,228,420
QUALCOMM, Inc.	116,584	4,779,944

		24,795,625

Computers & Peripherals 5.9%
Apple, Inc. *	116,459	16,711,866
Hewlett-Packard Co.	508,257	23,207,015
International Business Machines Corp.	291,329	33,543,621
Lexmark International, Inc., Class A *	178,937	5,496,945
NetApp, Inc.	220,748	4,425,997
Seagate Technology, Inc.	229,484	4,805,395
Western Digital Corp. *	140,423	3,797,038

		91,987,877

Internet Software & Services 1.3%
eBay, Inc. *	293,086	8,745,686
Google, Inc., Class A *	27,681	12,192,650

		20,938,336

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.2%
Accenture, Ltd., Class A	214,535	$ 7,545,196
Automatic Data Processing, Inc.	141,342	5,991,488
Computer Sciences Corp. *	115,875	4,726,541

		18,263,225

Office Electronics 0.2%
Xerox Corp. *	258,294	3,866,661

Semiconductors & Semiconductor Equipment 2.8%
Intel Corp.	1,011,113	21,415,373
MEMC Electronic Materials, Inc. *	117,651	8,341,456
NVIDIA Corp. *	260,776	5,160,757
Texas Instruments, Inc.	333,625	9,431,579

		44,349,165

Software 4.3%
Adobe Systems, Inc. *	121,872	4,337,425
Microsoft Corp.	1,435,248	40,732,338
Oracle Corp. *	954,770	18,675,301
Symantec Corp. *	271,701	4,515,671

		68,260,735

MATERIALS 3.0%
Chemicals 2.0%
Dow Chemical Co.	334,353	12,320,908
E.I. DuPont de Nemours & Co.	184,034	8,605,430
Lubrizol Corp.	178,502	9,908,646

		30,834,984

Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc.	85,916	8,266,837
United States Steel Corp. (p)	64,708	8,209,504

		16,476,341

TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 3.8%
AT&T, Inc.	962,360	36,858,388
Verizon Communications, Inc.	641,116	23,368,678

		60,227,066

Wireless Telecommunication Services 0.3%
Sprint Nextel Corp. (p)	567,731	3,798,121

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 3.4%
Electric Utilities 2.3%
Duke Energy Corp.	681,070	$ 12,157,099
Edison International	268,179	13,146,135
FirstEnergy Corp.	152,567	10,469,147

		35,772,381

Multi-Utilities 1.1%
CenterPoint Energy, Inc. (p)	723,246	10,320,721
Xcel Energy, Inc.	405,115	8,082,044

		18,402,765

Total Common Stocks (cost $1,251,872,760)		1,559,433,588

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 8.7%
CORPORATE BONDS 0.9%
Consumer Finance 0.3%
Carrera Capital Finance, LLC, FRN, SIV, 2.58%, 05/27/2008 (pp) +	$ 5,000,000	4,989,450

Diversified Financial Services 0.6%
Premier Asset Collateralized, LLC, FRN, SIV, 2.80%, 05/15/2008 (pp) +	5,000,000	4,993,990
Sigma Finance, Inc., FRN, SIV, 2.34%, 06/16/2008 (pp) +	5,000,000	4,870,500

		9,864,490

REPURCHASE AGREEMENTS ^ 4.5%
Banc of America Securities, LLC, 3.07%, dated 03/31/2008, maturing
04/01/2008, maturity value $17,001,450 (pp) (1)	17,000,000	17,000,000
BNP Paribas Securities, 3.10% dated 03/31/2008, maturing 04/01/2008, maturity
value $4,400,379 (pp) (2)	4,400,000	4,400,000
Credit Suisse First Boston, LLC, 3.15%, dated 03/31/2008, maturing 04/01/2008,
maturity value $4,937,435 (pp) (3)	4,973,000	4,973,000
Deutsche Bank Securities, Inc., 3.10%, dated 03/31/2008, maturing 04/01/2008,
maturity value $20,601,774 (pp) (4)	20,600,000	20,600,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.10%, dated 03/31/2008,
maturing 04/01/2008, maturity value $5,050,435 (pp) (5)	5,050,000	5,050,000
Greenwich Capital Markets, Inc., 3.10%, dated 03/31/2008, maturing
04/01/2008, maturity value $3,000,258 (pp) (6)	3,000,000	3,000,000
JPMorgan Securities, Inc., 3.07%, dated 03/31/2008, maturing 04/01/2008,
maturity value $11,000,938 (pp) (7)	11,000,000	11,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.10%, dated 03/31/2008, maturing
04/01/2008, maturity value $4,000,344 (pp) (8)	4,000,000	4,000,000

		70,023,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)	Principal
	Amount	Value

SHORT-TERM INVESTMENTS continued
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
0.63%, 06/19/2008 ƒ ß	$ 500,000	$ 499,308
2.03%, 05/08/2008 ƒ ß	1,000,000	997,914

		1,497,222

	Shares	Value

MUTUAL FUND SHARES 3.2%
BGI Prime Money Market Fund, Premium Shares, 3.15% (pp) q	11,020,000	11,020,000
BlackRock Liquidity TempFund, Institutional Class, 3.25% (pp) q	6,747,000	6,747,000
Evergreen Institutional Money Market Fund, Class I, 3.27% (pp) q ø	20,925,867	20,925,867
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional
Class, 3.31% (pp) q	10,925,000	10,925,000

		49,617,867

Total Short-Term Investments (cost $136,137,953)		135,992,029

Total Investments (cost $1,388,010,713) 107.9%		1,695,425,617
Other Assets and Liabilities (7.9%)		(124,205,610)

Net Assets 100.0%		$ 1,571,220,007

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	All or a portion of this security represents investment of cash collateral received from securities on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis consisting of:
(1) investment grade corporate bonds, 2.88% to 8.60%, 10/15/2008 to 06/01/2065, value including accrued interest is $17,340,000.
(2) investment grade corporate bonds, 5.30% to 8.25%, 10/28/2015 to 06/01/2032, value including accrued interest is $4,488,000.
(3) investment grade corporate bonds, 7.375% to 8.00%, 06/15/2010 to 03/15/2038, value including accrued interest is $5,072,462.
(4) high grade CMOs, 2.84% to 6.15%, 09/15/2021 to 02/15/2051, value including accrued interest is
$17,645,409; investment grade CMO, 4.04%, 04/25/2034, value including accrued interest is $3,366,591.
(5) investment grade corporate bonds, 5.70% to 8.75%, 02/15/2017 to 03/01/2031, value including accrued interest is $281,690; high grade asset-backed securities 2.97% to 3.41%, 05/25/2035 to 08/25/2046, value including accrued interest is $3,062,521; high grade CMOs, 3.21% to 5.22%, 07/15/2035 to 08/25/2046, value including accrued interest is $1,807,004.
(6) agency mortgage-backed security, 5.00%, 03/01/2038, value including accrued interest is $3,060,075.
(7) investment grade commercial paper, 0.02% to 0.19%, 04/01/2008 to 06/20/2008, value including accrued interest is $11,220,262.
(8) investment grade corporate bonds, 0.00% to 7.15%, 08/15/2013 to 06/01/2037, value including accrued interest is $4,080,011.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
March 31, 2008 (unaudited)

Summary of Abbreviations

CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
SIV	Structured Investment Vehicle

The following table shows the percent of total long-term investments by sector as of March 31, 2008:
Information Technology	17.5%
Financials	14.4%
Health Care	13.1%
Energy	12.8%
Consumer Staples	11.9%
Industrials	11.5%
Consumer Discretionary	8.2%
Telecommunication Services	4.1%
Utilities	3.5%
Materials	3.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $1,367,084,846) including $131,024,602 of securities
loaned	$ 1,674,499,750
Investments in affiliated money market fund, at value (cost $20,925,867)	20,925,867

Total investments	1,695,425,617
Receivable for securities sold	9,886,600
Receivable for Fund shares sold	888,638
Dividends receivable	2,119,567
Receivable for daily variation margin on open futures contracts	44,958
Receivable for securities lending income	21,815
Prepaid expenses and other assets	53,457

Total assets	1,708,440,652

Liabilities
Dividends payable	530,566
Payable for Fund shares redeemed	1,699,586
Payable for securities on loan	134,640,731
Due to custodian bank	139,380
Advisory fee payable	19,252
Distribution Plan expenses payable	3,689
Due to other related parties	4,283
Accrued expenses and other liabilities	183,158

Total liabilities	137,220,645

Net assets	$ 1,571,220,007

Net assets represented by
Paid-in capital	$ 1,322,492,714
Overdistributed net investment income	(854,765)
Accumulated net realized losses on investments	(58,066,713)
Net unrealized gains on investments	307,648,771

Total net assets	$ 1,571,220,007

Net assets consists of
Class A	$ 386,741,899
Class B	14,616,912
Class C	10,569,326
Class I	1,104,343,146
Class IS	54,948,724

Total net assets	$ 1,571,220,007

Shares outstanding (unlimited number of shares authorized)
Class A	26,183,807
Class B	1,041,014
Class C	738,340
Class I	74,367,397
Class IS	3,717,642

Net asset value per share
Class A	$ 14.77
Class A — Offering price (based on sales charge of 4.75%)	$ 15.51
Class B	$ 14.04
Class C	$ 14.31
Class I	$ 14.85
Class IS	$ 14.78

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2008 (unaudited)

Investment income
Dividends	$ 18,702,316
Income from affiliate	362,164
Securities lending	184,617
Interest	18,328

Total investment income	19,267,425

Expenses
Advisory fee	4,228,106
Distribution Plan expenses
Class A	565,410
Class B	95,473
Class C	55,991
Class IS	76,966
Administrative services fee	937,154
Transfer agent fees	675,924
Trustees’ fees and expenses	19,547
Printing and postage expenses	70,900
Custodian and accounting fees	231,294
Registration and filing fees	52,092
Professional fees	46,528
Interest expense	647
Other	111,754

Total expenses	7,167,786
Less: Expense reductions	(18,444)

Net expenses	7,149,342

Net investment income	12,118,083

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	56,442,177
Futures contracts	(2,000,619)

Net realized gains on investments	54,441,558
Net change in unrealized gains or losses on investments	(301,956,728)

Net realized and unrealized gains or losses on investments	(247,515,170)

Net decrease in net assets resulting from operations	$ (235,397,087)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2008		Year Ended
	(unaudited)		September 30, 2007

Operations
Net investment income	$ 12,118,083		$ 24,666,231
Net realized gains on investments		54,441,558		317,472,821
Net change in unrealized gains or
losses on investments		(301,956,728)		(58,186,121)

Net increase (decrease) in net assets
resulting from operations		(235,397,087)		283,952,931

Distributions to shareholders from
Net investment income
Class A		(2,593,067)		(3,348,628)
Class B		(33,847)		(59,143)
Class C		(23,194)		(25,804)
Class I		(8,893,800)		(20,692,940)
Class IS		(367,390)		(665,003)
Net realized gains
Class A		(51,305,752)		(4,070,673)
Class B		(2,370,573)		(1,044,861)
Class C		(1,265,357)		(307,085)
Class I		(157,887,576)		(58,268,660)
Class IS		(6,975,858)		(2,358,668)

Total distributions to shareholders		(231,716,414)		(90,841,465)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	713,438	11,354,424	2,285,129	42,144,543
Class B	46,590	747,210	215,470	3,744,929
Class C	124,616	1,938,604	271,740	4,788,660
Class I	5,487,189	89,091,341	15,094,476	280,114,830
Class IS	17,669	296,849	39,036	714,883

		103,428,428		331,507,845

Net asset value of shares issued in
reinvestment of distributions
Class A	3,168,970	51,763,600	386,349	6,959,436
Class B	142,839	2,217,035	61,800	1,038,276
Class C	51,137	809,376	12,516	214,218
Class I	5,410,073	88,908,680	2,001,115	35,605,091
Class IS	393,481	6,430,104	144,674	2,563,336

		150,128,795		46,380,357

Automatic conversion of Class B
shares to Class A shares
Class A	240,537	4,691,118	360,217	6,538,358
Class B	(252,811)	(4,691,118)	(377,148)	(6,538,358)

		0		0

Payment for shares redeemed
Class A	(4,988,152)	(82,249,312)	(10,014,036)	(188,221,519)
Class B	(198,809)	(2,371,399)	(391,453)	(6,795,099)
Class C	(105,800)	(1,749,964)	(93,304)	(1,649,230)
Class I	(20,078,388)	(333,524,315)	(33,929,502)	(622,568,556)
Class IS	(283,393)	(4,684,277)	(615,247)	(11,201,450)

		(424,579,267)		(830,435,854)

Net asset value of shares issued in
acquisition
Class A	0	0	27,266,273	524,311,277

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	March 31, 2008	Year Ended
	(unaudited)	September 30, 2007

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$ (171,022,044)	$ 71,763,625

Total increase (decrease) in net assets	(638,135,545)	264,875,091
Net assets
Beginning of period	2,209,355,552	1,944,480,461

End of period	$ 1,571,220,007	$ 2,209,355,552

Overdistributed net investment
income	$ (854,765)	$ (1,061,550)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION
Evergreen Enhanced S&P 500® Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements
Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Futures contracts
In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending
The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Options
The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

f. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

g. Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

h. Distributions
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a base monthly management fee at an annual rate of 0.30% which could be adjusted up to a maximum annual rate of 0.45% or down to a minimum annual rate of 0.15%, depending on the Fund’s performance against the S&P 500. For the six months ended March 31, 2008, the advisory fee was equivalent to 0.45% of the Fund’s average daily net assets (on an annualized basis).

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

4. DISTRIBUTION PLANS
EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and Class IS shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2008, EIS received $2,769 from the sale of Class A shares and $71, $11,428 and $456 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. ACQUISITIONS
Effective at the close of business on May 18, 2007, the Fund acquired the net assets of Atlas Growth Opportunities Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas Growth Opportunities Fund at an exchange ratio of 1.33 for Class A shares of the Fund. On the same date, the Fund also acquired the net assets of Atlas Strategic Growth Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas Strategic Growth Fund at an exchange ratio of 0.81 for Class A shares of the Fund. The aggregate net assets of the Fund immediately prior to the acquisitions were $2,009,952,035.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The value of net assets acquired, unrealized appreciation acquired and number of shares issued were as follows:

	Value of Net		Number of
Acquired	Assets	Unrealized	Shares
Fund	Acquired	Appreciation	Issued

Atlas Growth
Opportunities Fund	$ 434,721,074	$ 98,150,126	22,607,238 Class A
Atlas Strategic
Growth Fund	89,590,203	15,433,119	4,659,035 Class A

The aggregate net assets of the Fund immediately after these acquisitions were $2,534,263,312.

6. INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $338,480,649 and $670,899,432, respectively, for the six months ended March 31, 2008.

At March 31, 2008, the Fund had open long futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	March 31, 2008	Gain

June 2008	34 S&P 500 Index	$11,020,133	$11,254,000	$233,867

During the six months ended March 31, 2008, the Fund loaned securities to certain brokers and earned $816 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At March 31, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $131,024,602 and $134,640,731, respectively.

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,390,686,101. The gross unrealized appreciation and depreciation on securities based on tax cost was $365,563,652 and $60,824,136, respectively, with a net unrealized appreciation of $304,739,516.

As of September 30, 2007, the Fund had $91,324,780 in capital loss carryovers for federal income tax purposes with $8,005,030 expiring in 2008, $26,197,616 expiring in 2009 and $57,122,134 expiring in 2010.

These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the year ended September 30, 2007 in accordance with income tax regulations.

7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2008, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the six months ended March 31, 2008, the Fund had average borrowings outstanding of $17,836 (on an annualized basis) at an average rate of 3.63% and paid interest of $647.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS
Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of March 31, 2008, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

569843 rv4 04/2008

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

569843  rv4    04/2008

Evergreen Growth Fund

Evergreen

GROWTH FUND

Semiannual Report
as of March 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Growth Fund for the six-month period ended March 31, 2008 (the “six-month period”).

Mounting evidence of a slowing economy undermined confidence in equities and credit-sensitive fixed income securities during the six-month period. Investors feared weakness in housing and problems in the subprime mortgage industry could pull the domestic economy into recession. Major financial institutions began to report substantial losses from their exposures to subprime mortgages and banks started to tighten their credit standards and to restrict their lending. Equity prices were buffeted by news of falling profits, weakening housing, slowing employment, rising inflationary pressures and growing credit problems. Stock valuations fell across all market capitalizations, investment styles and regions. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. As a consequence, the prices of corporate bonds and many asset-backed securities fell, while Treasuries rallied in a general flight to quality. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy showed clear signs of weakening over the six-month period. Problems in the credit markets led to declines in lending for ordinary consumer and commercial activity, accentuating the effects of declining home prices. Corporate profits, employment and other key economic indicators showed signs of deterioration. Gross Domestic Product growth slowed to just 0.6% both in the final quarter of 2007 and in the first quarter of 2008. To reinvigorate the economy

1

LETTER TO SHAREHOLDERS continued

and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the six-month period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, consistent with the investment discipline and style of each fund. The manager of Evergreen Large Company Growth Fund and Evergreen Omega Fund focused on bottom-up, fundamental analysis in making individual stock selections. The portfolio manager supervising Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund, meanwhile, sought to balance each portfolio with exposure both to consistent growth companies and to more cyclically oriented corporations. At the same time, managers of Evergreen Growth Fund concentrated on opportunities among small cap growth companies with above-average earnings prospects and reasonable stock valuations. The portfolio manager of Evergreen Enhanced S&P 500® Fund, in turn, employed a largely quantitative discipline in choosing a portfolio of predominately large cap stocks from both the value and growth stock universes.

We believe the experiences in the capital markets during the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of March 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Jeffrey S. Drummond, CFA

• Linda Z. Freeman, CFA

• Paul Carder, CFA

• Jeffrey Harrison, CFA

• Edward Rick, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/15/1985

	Class A	Class B	Class C†	Class I
Class inception date	6/5/1995	10/18/1999	4/15/1985	11/19/1997

Nasdaq symbol	EGWAX	EGRBX	EGRTX	EGRYX

6-month return with sales charge	-22.65%	-21.67%	-18.87%	N/A

6-month return w/o sales charge	-17.94%	-18.32%	-18.20%	-17.83%

Average annual return*

1-year with sales charge	-15.22%	-14.42%	-11.35%	N/A

1-year w/o sales charge	-10.05%	-10.76%	-10.61%	-9.77%

5-year	10.97%	11.22%	11.52%	12.63%

10-year	3.13%	2.99%	3.00%	4.02%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class B prior to its inception is based on the performance of Class C, the original class offered. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns Class A would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Growth Fund Class A shares versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

† As of 1/31/2008, Class C is closed to new investors.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2007	3/31/2008	Period*

Actual
Class A	$ 1,000.00	$820.60	$ 5.64
Class B	$ 1,000.00	$816.79	$ 8.99
Class C	$ 1,000.00	$818.03	$ 8.04
Class I	$ 1,000.00	$821.75	$ 4.46
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.80	$ 6.26
Class B	$ 1,000.00	$ 1,015.10	$ 9.97
Class C	$ 1,000.00	$ 1,016.15	$ 8.92
Class I	$ 1,000.00	$ 1,020.10	$ 4.95

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.24% for Class A, 1.98% for Class B, 1.77% for Class C and 0.98% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

6

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 18.70	$ 17.35	$ 19.03	$ 15.41	$ 14.08	$ 10.66

Income from investment operations
Net investment income (loss)	(0.03)[1]	(0.12)[1]	(0.16)[1]	(0.17)[1]	(0.16)[1]	(0.13)[1]
Net realized and unrealized gains or losses on investments	(2.85)	3.63	0.55	3.79	1.49	3.55

Total from investment operations	(2.88)	3.51	0.39	3.62	1.33	3.42

Distributions to shareholders from
Net realized gains	(2.86)	(2.16)	(2.07)	0	0	0

Net asset value, end of period	$ 12.96	$ 18.70	$ 17.35	$ 19.03	$ 15.41	$ 14.08

Total return[2]	(17.94%)	21.93%	2.55%	23.49%	9.45%	32.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$72,139	$90,563	$91,606	$94,947	$82,353	$66,586
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.24%[3]	1.25%	1.26%	1.25%	1.27%	1.36%
Expenses excluding waivers/reimbursements
and expense reductions	1.28%[3]	1.26%	1.26%	1.25%	1.27%	1.36%
Net investment income (loss)	(0.41%)[3]	(0.68%)	(0.88%)	(0.96%)	(1.03%)	(1.05%)
Portfolio turnover rate	64%	98%	91%	80%	87%	120%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 16.17	$ 15.37	$ 17.21	$ 14.04	$ 12.91	$ 9.86

Income from investment operations
Net investment income (loss)	(0.08)[1]	(0.21)[1]	(0.25)[1]	(0.26)[1]	(0.25)[1]	(0.20)[1]
Net realized and unrealized gains or losses on investments	(2.39)	3.17	0.48	3.43	1.38	3.25

Total from investment operations	(2.47)	2.96	0.23	3.17	1.13	3.05

Distributions to shareholders from
Net realized gains	(2.86)	(2.16)	(2.07)	0	0	0

Net asset value, end of period	$ 10.84	$ 16.17	$ 15.37	$ 17.21	$ 14.04	$ 12.91

Total return[2]	(18.32%)	21.08%	1.82%	22.58%	8.75%	30.93%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,714	$18,518	$18,940	$21,955	$20,926	$19,127
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.98%[3]	1.96%	1.96%	1.95%	1.98%	2.08%
Expenses excluding waivers/reimbursements
and expense reductions	1.98%[3]	1.96%	1.96%	1.95%	1.98%	2.08%
Net investment income (loss)	(1.16%)[3]	(1.39%)	(1.59%)	(1.67%)	(1.73%)	(1.77%)
Portfolio turnover rate	64%	98%	91%	80%	87%	120%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 16.15	$ 15.35	$ 17.19	$ 14.02	$ 12.90	$ 9.84

Income from investment operations
Net investment income (loss)	(0.06)[1]	(0.21)[1]	(0.25)[1]	(0.26)[1]	(0.25)[1]	(0.20)[1]
Net realized and unrealized gains or losses on investments	(2.40)	3.17	0.48	3.43	1.37	3.26

Total from investment operations	(2.46)	2.96	0.23	3.17	1.12	3.06

Distributions to shareholders from
Net realized gains	(2.86)	(2.16)	(2.07)	0	0	0

Net asset value, end of period	$ 10.83	$ 16.15	$ 15.35	$ 17.19	$ 14.02	$ 12.90

Total return[2]	(18.20%)	21.11%	1.82%	22.61%	8.68%	31.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$120,908	$167,832	$168,681	$201,363	$202,086	$220,442
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.77%[3]	1.96%	1.96%	1.95%	1.97%	2.09%
Expenses excluding waivers/reimbursements
and expense reductions	1.77%[3]	1.96%	1.96%	1.95%	1.97%	2.09%
Net investment income (loss)	(0.95%)[3]	(1.39%)	(1.59%)	(1.67%)	(1.73%)	(1.77%)
Portfolio turnover rate	64%	98%	91%	80%	87%	120%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 19.37	$ 17.86	$ 19.47	$ 15.72	$ 14.32	$ 10.82

Income from investment operations
Net investment income (loss)	(0.01)[1]	(0.07)[1]	(0.11)[1]	(0.12)[1]	(0.12)[1]	(0.10)[1]
Net realized and unrealized gains or losses on investments	(2.97)	3.74	0.57	3.87	1.52	3.60

Total from investment operations	(2.98)	3.67	0.46	3.75	1.40	3.50

Distributions to shareholders from
Net realized gains	(2.86)	(2.16)	(2.07)	0	0	0

Net asset value, end of period	$ 13.53	$ 19.37	$ 17.86	$ 19.47	$ 15.72	$ 14.32

Total return	(17.83%)	22.23%	2.89%	23.85%	9.78%	32.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$476,429	$621,896	$692,450	$705,901	$623,418	$497,489
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.98%[2]	0.96%	0.96%	0.95%	0.98%	1.07%
Expenses excluding waivers/reimbursements
and expense reductions	0.98%[2]	0.96%	0.96%	0.95%	0.98%	1.07%
Net investment income (loss)	(0.15%)[2]	(0.39%)	(0.59%)	(0.67%)	(0.73%)	(0.77%)
Portfolio turnover rate	64%	98%	91%	80%	87%	120%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 97.6%
CONSUMER DISCRETIONARY 12.1%
Diversified Consumer Services 1.0%
Strayer Education, Inc.	44,900	$6,847,250

Hotels, Restaurants & Leisure 4.4%
California Pizza Kitchen, Inc. * (p)	379,850	4,979,834
Chipotle Mexican Grill, Inc., Class A * (p)	60,700	6,885,201
Gaylord Entertainment Co. *	262,236	7,943,128
Great Wolf Resorts, Inc. * (p)	554,900	3,540,262
Life Time Fitness, Inc. * (p)	113,355	3,537,810
Pinnacle Entertainment, Inc. * (p)	267,700	3,426,560

		30,312,795

Internet & Catalog Retail 1.0%
Blue Nile, Inc. * (p)	124,600	6,747,090

Leisure Equipment & Products 1.0%
Callaway Golf Co.	457,400	6,714,632

Media 2.5%
Marvel Entertainment, Inc. *	243,900	6,534,081
National CineMedia, Inc.	469,300	10,549,864

		17,083,945

Specialty Retail 1.2%
Conn’s, Inc. * (p)	308,869	5,037,653
J. Crew Group, Inc. * (p)	69,400	3,065,398

		8,103,051

Textiles, Apparel & Luxury Goods 1.0%
Iconix Brand Group, Inc. * (p)	380,400	6,599,940

CONSUMER STAPLES 2.8%
Food & Staples Retailing 1.1%
Longs Drug Stores Corp.	171,200	7,269,152

Food Products 0.9%
Hain Celestial Group, Inc. *	204,800	6,041,600

Personal Products 0.8%
Bare Escentuals, Inc. * (p)	242,800	5,686,376

ENERGY 8.1%
Energy Equipment & Services 5.7%
Core Laboratories NV * (p)	74,700	8,911,710
Dril-Quip, Inc. *	69,400	3,225,018
ION Geophysical Corp. *	289,400	3,993,720
Matrix Service Co. *	306,700	5,269,106
Natco Group, Inc., Class A *	121,400	5,675,450
Oceaneering International, Inc. *	191,000	12,033,000

		39,108,004

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 2.4%
Petrohawk Energy Corp. *	328,400	$6,623,828
PetroQuest Energy, Inc. *	236,300	4,097,442
World Fuel Services Corp.	189,700	5,324,879

		16,046,149

FINANCIALS 6.8%
Capital Markets 4.1%
Greenhill & Co. (p)	108,800	7,568,128
KBW, Inc. * (p)	277,500	6,118,875
Stifel Financial Corp. * (p)	193,996	8,710,420
Waddell & Reed Financial, Inc., Class A	183,200	5,886,216

		28,283,639

Commercial Banks 1.2%
PrivateBancorp, Inc. (p)	149,538	4,705,961
United Community Banks, Inc. (p)	190,800	3,239,784

		7,945,745

Diversified Financial Services 0.6%
MarketAxess Holdings, Inc. * (p)	382,600	3,803,044

Real Estate Investment Trusts 0.9%
Redwood Trust, Inc. (p)	177,700	6,459,395

HEALTH CARE 19.8%
Biotechnology 2.2%
BioMarin Pharmaceutical, Inc. * (p)	168,000	5,942,160
Cepheid *	118,400	2,887,776
United Therapeutics Corp. * (p)	67,200	5,826,240

		14,656,176

Health Care Equipment & Supplies 5.6%
ArthroCare Corp. *	93,218	3,108,820
Conceptus, Inc. * (p)	251,300	4,664,128
Hansen Medical, Inc. * (p)	236,700	3,328,002
Hologic, Inc. *	87,800	4,881,680
Masimo Corp. *	106,050	2,757,300
Meridian Bioscience, Inc.	220,050	7,356,271
NuVasive, Inc. * (p)	148,500	5,124,735
Zoll Medical Corp. *	247,501	6,581,052

		37,801,988

Health Care Providers & Services 5.6%
Inventiv Health, Inc. *	227,020	6,540,446
Pediatrix Medical Group, Inc. *	114,000	7,683,600
Psychiatric Solutions, Inc. * (p)	354,598	12,027,964
Sun Healthcare Group, Inc. *	414,000	5,439,960
VCA Antech, Inc. *	247,627	6,772,599

		38,464,569

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Technology 0.6%
Eclipsys Corp. *	197,300	$3,869,053

Life Sciences Tools & Services 5.5%
Icon plc *	192,900	12,517,281
Illumina, Inc. *	144,100	10,937,190
PAREXEL International Corp. *	398,800	10,408,680
Sequenom, Inc. * (p)	601,300	3,908,450

		37,771,601

Pharmaceuticals 0.3%
Obagi Medical Products, Inc. *	251,400	2,182,152

INDUSTRIALS 17.8%
Aerospace & Defense 5.1%
AAR Corp. * (p)	266,600	7,270,182
ARGON ST, Inc. * (p)	380,554	6,473,224
BE Aerospace, Inc. *	332,700	11,627,865
Hexcel Corp. * (p)	513,700	9,816,807

		35,188,078

Air Freight & Logistics 0.9%
Forward Air Corp. (p)	184,205	6,528,225

Airlines 0.9%
AirTran Holdings, Inc. * (p)	919,100	6,066,060

Commercial Services & Supplies 4.3%
Advisory Board Co. *	82,400	4,527,056
Clean Harbors, Inc. *	75,900	4,933,500
Heidrick & Struggles International, Inc.	54,200	1,763,126
Interface, Inc., Class A	338,100	4,750,305
Kforce, Inc. *	173,400	1,532,856
Steiner Leisure, Ltd. *	161,474	5,328,642
Waste Connections, Inc. *	213,500	6,562,990

		29,398,475

Construction & Engineering 2.0%
Quanta Services, Inc. * (p)	579,900	13,436,283

Electrical Equipment 1.6%
General Cable Corp. * (p)	111,600	6,592,212
Polypore International, Inc. *	210,251	4,350,093

		10,942,305

Machinery 2.4%
Albany International Corp., Class A	125,700	4,542,798
Manitowoc Co., Inc. (p)	138,700	5,658,960
RBC Bearings, Inc. *	163,647	6,076,213

		16,277,971

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.6%
Interline Brands, Inc. *	205,809	$3,817,757

INFORMATION TECHNOLOGY 25.2%
Communications Equipment 1.5%
Adtran, Inc.	327,300	6,055,050
Harmonic, Inc. *	600,400	4,563,040

		10,618,090

Computers & Peripherals 0.5%
Stratasys, Inc. * (p)	183,652	3,269,005

Electronic Equipment & Instruments 2.0%
Benchmark Electronics, Inc. *	432,662	7,766,283
Mellanox Technologies, Ltd. *	410,800	5,722,444

		13,488,727

Internet Software & Services 8.6%
Bankrate, Inc. * (p)	152,777	7,622,044
ComScore, Inc. *	189,600	3,803,376
Constant Contact, Inc. * (p)	261,520	3,786,810
Equinix, Inc. * (p)	142,854	9,498,362
LivePerson, Inc. *	914,728	2,835,657
NIC, Inc.	1,130,508	8,037,912
SonicWALL, Inc. *	500,700	4,090,719
SupportSoft, Inc. *	1,052,396	3,472,907
Switch & Data Facilities Co., Inc. * (p)	557,624	5,693,341
ValueClick, Inc. *	196,200	3,384,450
Vocus, Inc. *	259,600	6,853,440

		59,079,018

Semiconductors & Semiconductor Equipment 6.3%
Advanced Energy Industries, Inc. *	190,700	2,528,682
ATMI, Inc. *	488,894	13,605,920
FormFactor, Inc. *	186,400	3,560,240
NetLogic Microsystems, Inc. * (p)	316,500	7,640,310
PDF Solutions, Inc. * (p)	398,678	2,196,716
Power Integrations, Inc. *	266,655	7,802,325
Tessera Technologies, Inc. *	260,100	5,410,080

		42,744,273

Software 6.3%
Blackboard, Inc. *	273,075	9,101,590
Bottomline Technologies, Inc. *	394,500	4,970,700
Concur Technologies, Inc. * (p)	284,678	8,839,252
Micros Systems, Inc. *	288,304	9,704,313
Ultimate Software Group, Inc. * (p)	342,510	10,295,850

		42,911,705

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 1.3%
Chemicals 0.7%
Cytec Industries, Inc.	96,500	$5,196,525

Metals & Mining 0.6%
Compass Minerals International, Inc.	67,456	3,978,555

TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 3.7%
Cogent Communications Group, Inc. * (p)	368,500	6,747,235
Paetec Holding Corp. *	1,243,167	8,279,492
Time Warner Telecom, Inc. * (p)	645,909	10,005,131

		25,031,858

Total Common Stocks (cost $637,924,861)		665,770,256

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 31.7%
CORPORATE BONDS 7.2%
Consumer Finance 2.2%
Carrera Capital Finance, LLC., SIV, FRN, 2.58%, 05/27/2008 + (pp)	$ 5,000,000	4,989,450
Toyota Motor Credit Corp., FRN, 2.13%, 05/08/2008 (pp)	10,000,000	9,998,460

		14,987,910

Diversified Financial Services 5.0%
Bank of America Corp., FRN, 3.05%, 06/13/2008 (pp)	10,000,000	9,995,760
Premier Asset Collateralized Entity, LLC, SIV, FRN, 2.80%, 05/15/2008 + (pp)	10,000,000	9,987,980
Sigma Finance, Inc., SIV, FRN, 2.34%, 06/16/2008 + (pp)	5,000,000	4,870,500
White Pine Finance, LLC, SIV, FRN, 0.00%, 03/17/2008 + (h) • (pp)	10,000,000	9,000,000

		33,854,240

REPURCHASE AGREEMENTS ^ 13.1%
Banc of America Securities, LLC, 3.07%, dated 03/31/2008, maturing 04/01/2008,
maturity value $5,404,461 (pp) (1)	5,404,000	5,404,000
BNP Paribas Securities, 3.10% dated 03/31/2008, maturing 04/01/2008, maturity
value $16,001,378 (pp) (2)	16,000,000	16,000,000
Credit Suisse First Boston Corp., 3.15%, dated 03/31/2008, maturing
04/01/2008, maturity value $1,000,088 (pp) (3)	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 3.10% dated 03/31/2008, maturing 04/01/2008,
maturity value $12,601,085 (pp) (4)	12,600,000	12,600,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.10%, dated 03/31/2008,
maturing 04/01/2008, maturity value $17,001,464 (pp) (5)	17,000,000	17,000,000
Greenwich Capital Markets, Inc., 3.10%, dated 03/31/2008, maturing
04/01/2008, maturity value $5,000,431 (pp) (6)	5,000,000	5,000,000
JPMorgan Securities, Inc., 3.07%, dated 03/31/2008, maturing 04/01/2008,
maturity value $13,329,137 (pp) (7)	13,328,000	13,328,000

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS continued
REPURCHASE AGREEMENTS ^ continued
Merrill Lynch Pierce Fenner & Smith, Inc., 3.10%, dated 03/31/2008, maturing
04/01/2008, maturity value $18,945,631 (pp) (8)	$18,944,000	$18,944,000

		89,276,000

	Shares	Value

MUTUAL FUND SHARES 11.4%
BGI Prime Money Market Fund, Premium Shares, 3.15% q (pp)	3,000,000	3,000,000
BlackRock Liquidity TempFund, Institutional Class, 3.25% q (pp)	1,663,000	1,663,000
Evergreen Institutional Money Market Fund, Class I, 3.27% q ø (pp)	50,262,214	50,262,214
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional
Class, 3.31% q (pp)	23,000,000	23,000,000

		77,925,214

Total Short-Term Investments (cost $217,201,018)		216,043,364

Total Investments (cost $855,125,879) 129.3%		881,813,620
Other Assets and Liabilities (29.3%)		(199,623,894)

Net Assets 100.0%		$682,189,726

*	Non-income producing security
(p)	All or a portion of this security is on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
(pp)	All or a portion of this security represents investment of cash collateral received from securities on loan.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro rata basis consisting of:
(1) investment grade corporate bonds, 2.88% to 8.60%, 10/15/2008 to 06/01/2065, value including accrued interest is $5,512,080.
(2) investment grade corporate bonds, 5.30% to 8.25%, 10/28/2015 to 06/01/2032, value including accrued interest is $16,320,000.
(3) investment grade corporate bonds, 7.375% to 8.00%, 06/15/2010 to 03/15/2038, value including accrued interest is $1,020,000.
(4) high grade CMOs, 2.84% to 6.15%, 09/15/2021 to 02/15/2051, value including accrued interest is $10,792,823;
investment grade CMO, 4.04%, 04/25/2034, value including accrued interest is $2,059,177.
(5) investment grade corporate bonds, 5.70% to 8.75%, 02/15/2017 to 03/01/2031, value including accrued interest is $948,262; high grade asset-backed securities 2.97% to 3.41%, 05/25/2035 to 08/25/2046, value including accrued interest is $10,309,477; high grade CMOs, 3.21% to 5.22%, 07/15/2035 to 08/25/2046, value including accrued interest is $6,082,983.
(6) agency mortgage-backed security, 5.00%, 03/01/2038, value including accrued interest is $5,100,124.
(7) investment grade commercial paper, 0.02% to 0.19%, 04/01/2008 to 06/20/2008, value including accrued interest is $13,594,877.
(8) investment grade corporate bonds, 0.00% to 7.15%, 08/15/2013 to 06/01/2037, value including accrued interest is $19,322,933.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

Summary of Abbreviations
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
SIV	Structured Investment Vehicle

The following table shows the percent of total long-term investments by sector as of March 31, 2008:

Information Technology	25.8%
Health Care	20.2%
Industrials	18.2%
Consumer Discretionary	12.4%
Energy	8.3%
Financials	7.0%
Telecommunication Services	3.8%
Consumer Staples	2.9%
Materials	1.4%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $715,587,665) including $191,168,665 of
securities loaned	$742,275,406
Investments in affiliated money market fund, at value (cost $50,262,214)	50,262,214
Investments in repurchase agreements, at value (cost $89,276,000)	89,276,000

Total investments	881,813,620
Receivable for securities sold	1,430,143
Receivable for Fund shares sold	2,063,225
Dividends receivable	282,265
Receivable for securities lending income	348,099
Prepaid expenses and other assets	15,019

Total assets	885,952,371

Liabilities
Payable for securities purchased	3,523,915
Payable for Fund shares redeemed	2,198,945
Payable for securities on loan	197,939,789
Due to custodian bank	194
Advisory fee payable	11,703
Due to other related parties	3,941
Accrued expenses and other liabilities	84,158

Total liabilities	203,762,645

Net assets	$682,189,726

Net assets represented by
Paid-in capital	$691,940,137
Undistributed net investment loss	(1,405,613)
Accumulated net realized losses on investments	(35,032,539)
Net unrealized gains on investments	26,687,741

Total net assets	$682,189,726

Net assets consists of
Class A	$72,138,621
Class B	12,714,174
Class C	120,907,887
Class I	476,429,044

Total net assets	$682,189,726

Shares outstanding (unlimited number of shares authorized)
Class A	5,566,902
Class B	1,173,422
Class C	11,163,689
Class I	35,220,780

Net asset value per share
Class A	$12.96
Class A — Offering price (based on sales charge of 5.75%)	$13.75
Class B	$10.84
Class C	$10.83
Class I	$13.53

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2008 (unaudited)

Investment income
Securities lending	$1,505,288
Dividends	1,173,277
Income from affiliate	600,501

Total investment income	3,279,066

Expenses
Advisory fee	2,781,757
Distribution Plan expenses
Class A	125,585
Class B	79,723
Class C	582,788
Administrative services fee	396,498
Transfer agent fees	533,677
Trustees’ fees and expenses	8,558
Printing and postage expenses	31,550
Custodian and accounting fees	101,837
Registration and filing fees	23,671
Professional fees	24,000
Other	12,249

Total expenses	4,701,893
Less: Expense reductions	(24,208)
Expense reimbursements	(18,639)

Net expenses	4,659,046

Net investment loss	(1,379,980)

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(6,193,124)
Net change in unrealized gains or losses on investments	(144,425,939)

Net realized and unrealized gains or losses on investments	(150,619,063)

Net decrease in net assets resulting from operations	$(151,999,043)

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2008		Year Ended
	(unaudited)		September 30, 2007

Operations
Net investment loss		$(1,379,980)		$(5,910,520)
Net realized gains or losses on
investments		(6,193,124)		173,899,070
Net change in unrealized gains or
losses on investments		(144,425,939)		24,758,002

Net increase (decrease) in net assets
resulting from operations		(151,999,043)		192,746,552

Distributions to shareholders from
Net realized gains
Class A		(13,465,592)		(11,088,327)
Class B		(3,145,977)		(2,597,247)
Class C		(29,319,083)		(23,072,094)
Class I		(89,966,008)		(80,566,303)

Total distributions to shareholders		(135,896,660)		(117,323,971)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	919,804	14,257,108	789,883	13,862,642
Class B	50,462	694,791	99,440	1,514,410
Class C	163,728	2,163,086	235,048	3,520,370
Class I	7,122,330	113,609,714	7,086,501	127,348,851

		130,724,699		146,246,273

Net asset value of shares issued in
reinvestment of distributions
Class A	808,058	12,549,142	635,950	10,416,868
Class B	217,488	2,831,697	166,339	2,370,332
Class C	2,055,175	26,717,273	1,482,948	21,102,351
Class I	3,615,751	58,575,170	2,703,517	45,743,514

		100,673,282		79,633,065

Automatic conversion of Class B
shares to Class A shares
Class A	26,405	398,570	40,491	711,386
Class B	(31,249)	(398,570)	(46,582)	(711,386)

		0		0

Payment for shares redeemed
Class A	(1,029,402)	(15,728,319)	(1,903,193)	(33,246,246)
Class B	(208,609)	(2,699,015)	(305,910)	(4,677,564)
Class C	(1,450,147)	(17,695,984)	(2,309,705)	(35,050,479)
Class I	(7,616,324)	(123,998,576)	(16,466,887)	(301,195,137)

		(160,121,894)		(374,169,426)

Net increase (decrease) in net assets
resulting from capital share
transactions		71,276,087		(148,290,088)

Total decrease in net assets		(216,619,616)		(72,867,507)
Net assets
Beginning of period		898,809,342		971,676,849

End of period		$682,189,726		$898,809,342

Undistributed net investment loss		$(1,405,613)		$(25,633)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

Effective January 31, 2008, Class C shares are only available for purchase by existing shareholders of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Growth Fund, increase. For the six months ended March 31, 2008, the advisory fee was equivalent to 0.70% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $18,639.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2008, the Fund paid brokerage commissions of $10,089 to Wachovia Securities, LLC.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees were paid at an annual rate 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares. Effective January 31, 2008, the Fund suspended payments under the distribution plan attributable to its Class C shares in accordance with regulatory requirements applicable to the distributor. However, the 0.25% service fee continues to be assessed to Class C shares of the Fund.

For the six months ended March 31, 2008, EIS received $2,115 from the sale of Class A shares and $23, $9,849 and $1,088 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $497,441,092 and $545,005,854, respectively, for the six months ended March 31, 2008.

During the six months ended March 31, 2008, the Fund loaned securities to certain brokers and earned $6,956 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At March 31, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $191,168,665 and $197,939,789, respectively.

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $858,345,843. The gross unrealized appreciation and depreciation on securities based on tax cost was $100,471,231 and $77,003,454, respectively, with a net unrealized appreciation of $23,467,777.

As of September 30, 2007, the Fund had $14,906,502 in capital loss carryovers for federal income tax purposes with $3,016,044 expiring in 2008, $111,919 expiring in 2009 and $11,778,539 expiring in 2010. These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the year ended September 30, 2007 in accordance with income tax regulations.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended March 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566379 rv5 04/2008

Evergreen Large Company Growth Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2008

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Large Company Growth Fund for the six-month period ended March 31, 2008 (the “six-month period”).

Mounting evidence of a slowing economy undermined confidence in equities and credit-sensitive fixed income securities during the six-month period. Investors feared weakness in housing and problems in the subprime mortgage industry could pull the domestic economy into recession. Major financial institutions began to report substantial losses from their exposures to subprime mortgages and banks started to tighten their credit standards and to restrict their lending. Equity prices were buffeted by news of falling profits, weakening housing, slowing employment, rising inflationary pressures and growing credit problems. Stock valuations fell across all market capitalizations, investment styles and regions. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. As a consequence, the prices of corporate bonds and many asset-backed securities fell, while Treasuries rallied in a general flight to quality. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy showed clear signs of weakening over the six-month period. Problems in the credit markets led to declines in lending for ordinary consumer and commercial activity, accentuating the effects of declining home prices. Corporate profits, employment and other key economic indicators showed signs of deterioration. Gross Domestic Product growth slowed to just 0.6% both in the final quarter of 2007 and in the first quarter of 2008. To reinvigorate the economy

1

LETTER TO SHAREHOLDERS continued

and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the six-month period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, consistent with the investment discipline and style of each fund. The manager of Evergreen Large Company Growth Fund and Evergreen Omega Fund focused on bottom-up, fundamental analysis in making individual stock selections. The portfolio manager supervising Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund, meanwhile, sought to balance each portfolio with exposure both to consistent growth companies and to more cyclically oriented corporations. At the same time, managers of Evergreen Growth Fund concentrated on opportunities among small cap growth companies with above-average earnings prospects and reasonable stock valuations. The portfolio manager of Evergreen Enhanced S&P 500® Fund, in turn, employed a largely quantitative discipline in choosing a portfolio of predominately large cap stocks from both the value and growth stock universes.

We believe the experiences in the capital markets during the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of March 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Aziz Hamzaogullari, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	6/30/1999

Nasdaq symbol	EKJAX	EKJBX	EKJCX	EKJYX

6-month return with sales charge	-18.69%	-18.43%	-14.89%	N/A

6-month return w/o sales charge	-13.72%	-14.14%	-14.03%	-13.66%

Average annual return*

1-year with sales charge	-5.97%	-5.98%	-2.02%	N/A

1-year w/o sales charge	-0.22%	-1.03%	-1.03%	-0.07%

5-year	8.04%	8.27%	8.56%	9.64%

10-year	1.37%	1.22%	1.21%	2.11%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to its inception is based on the performance of Class B, one of the original classes offered. The historical returns for Class I reflect the 1.00% 12b-1 fee applicable to Class B. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Large Company Growth Fund Class A shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of March 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2007	3/31/2008	Period*

Actual
Class A	$ 1,000.00	$862.84	$ 4.98
Class B	$ 1,000.00	$858.60	$ 8.41
Class C	$ 1,000.00	$859.69	$ 8.42
Class I	$ 1,000.00	$863.44	$ 3.77
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$1,019.65	$ 5.40
Class B	$ 1,000.00	$51,015.9	$ 9.12
Class C	$ 1,000.00	$1,015.95	$ 9.12
Class I	$ 1,000.00	$1,020.95	$ 4.09

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.07% for Class A, 1.81% for Class B, 1.81% for Class C and 0.81% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

6

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 8.50	$ 6.96	$ 6.66	$ 5.96	$ 5.52	$ 4.68

Income from investment operations
Net investment income (loss)	0.02	0.01[1]	0[1]	0.01[1]	(0.02)[1]	(0.02)[1]
Net realized and unrealized gains or losses on investments	(1.19)	1.53	0.31	0.69	0.46	0.86

Total from investment operations	(1.17)	1.54	0.31	0.70	0.44	0.84

Distributions to shareholders from
Net investment income	0[2]	0	(0.01)	0	0	0

Net asset value, end of period	$ 7.33	$ 8.50	$ 6.96	$ 6.66	$ 5.96	$ 5.52

Total return[3]	(13.72%)	22.13%	4.65%	11.74%	7.97%	17.95%

Ratios and supplemental data
Net assets, end of period (thousands)	$298,763	$361,051	$341,511	$370,926	$399,769	$413,448
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.07%[4]	1.10%	1.14%	1.15%	1.18%	1.20%
Expenses excluding waivers/reimbursements
and expense reductions	1.11%[4]	1.12%	1.14%	1.15%	1.18%	1.20%
Net investment income (loss)	0.47%[4]	0.10%	(0.01%)	0.18%	(0.36%)	(0.35%)
Portfolio turnover rate	17%	21%	117%	120%	106%	206%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 7.85	$ 6.47	$ 6.23	$ 5.61	$ 5.23	$ 4.47

Income from investment operations
Net investment income (loss)	(0.01)[1]	(0.04)[1]	(0.05)[1]	(0.03)[1]	(0.06)[1]	(0.05)[1]
Net realized and unrealized gains or losses on investments	(1.10)	1.42	0.29	0.65	0.44	0.81

Total from investment operations	(1.11)	1.38	0.24	0.62	0.38	0.76

Net asset value, end of period	$ 6.74	$ 7.85	$ 6.47	$ 6.23	$ 5.61	$ 5.23

Total return[2]	(14.14%)	21.33%	3.85%	11.05%	7.27%	17.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,626	$16,694	$17,986	$21,949	$27,068	$26,874
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.81%[3]	1.82%	1.84%	1.85%	1.88%	1.92%
Expenses excluding waivers/reimbursements
and expense reductions	1.81%[3]	1.82%	1.84%	1.85%	1.88%	1.92%
Net investment income (loss)	(0.28%)[3]	(0.61%)	(0.71%)	(0.50%)	(1.07%)	(1.07%)
Portfolio turnover rate	17%	21%	117%	120%	106%	206%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended		Year Ended September 30,
	March 31, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 7.84	$ 6.47	$ 6.23	$ 5.61	$ 5.24	$ 4.47

Income from investment operations
Net investment income (loss)	(0.01)[1]	(0.04)[1]	(0.05)[1]	(0.03)[1]	(0.06)[1]	(0.05)[1]
Net realized and unrealized gains or losses on investments	(1.09)	1.41	0.29	0.65	0.43	0.82

Total from investment operations	(1.10)	1.37	0.24	0.62	0.37	0.77

Net asset value, end of period	$ 6.74	$ 7.84	$ 6.47	$ 6.23	$ 5.61	$ 5.24

Total return[2]	(14.03%)	21.17%	3.85%	11.05%	7.06%	17.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,815	$10,058	$8,397	$8,799	$8,778	$8,059
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expensereductions	1.81%[3]	1.82%	1.84%	1.85%	1.88%	1.92%
Expenses excluding waivers/reimbursements
and expense reductions	1.81%[3]	1.82%	1.84%	1.85%	1.88%	1.92%
Net investment income (loss)	(0.26%)[3]	(0.61%)	(0.71%)	(0.53%)	(1.06%)	(1.08%)
Portfolio turnover rate	17%	21%	117%	120%	106%	206%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended		Year Ended September 30,
	March 31, 2008
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 8.53	$ 6.96	$ 6.67	$ 5.94	$ 5.49	$ 4.64

Income from investment operations
Net investment income (loss)	0.04	0.03[1]	0.02[1]	0.03[1]	0[1]	(0.01)[1]
Net realized and unrealized gains or losses on investments	(1.20)	1.54	0.30	0.70	0.45	0.86

Total from investment operations	(1.16)	1.57	0.32	0.73	0.45	0.85

Distributions to shareholders from
Net investment income	(0.03)	0	(0.03)	0	0	0

Net asset value, end of period	$ 7.34	$ 8.53	$ 6.96	$ 6.67	$ 5.94	$ 5.49

Total return	(13.66%)	22.56%	4.81%	12.29%	8.20%	18.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,684	$11,197	$13,605	$14,685	$15,323	$9,793
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.81%[2]	0.82%	0.84%	0.85%	0.88%	0.92%
Expenses excluding waivers/reimbursements
and expense reductions	0.81%[2]	0.82%	0.84%	0.85%	0.88%	0.92%
Net investment income (loss)	0.71%[2]	0.39%	0.29%	0.49%	(0.05%)	(0.13%)
Portfolio turnover rate	17%	21%	117%	120%	106%	206%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 15.2%
Hotels, Restaurants & Leisure 1.1%
Carnival Corp.	92,619	$3,749,217

Internet & Catalog Retail 6.0%
Amazon.com, Inc. * (p)	276,591	19,720,939

Media 3.1%
Omnicom Group, Inc. *	229,132	10,123,052

Multi-line Retail 1.2%
Target Corp.	79,400	4,023,992

Specialty Retail 2.2%
Best Buy Co., Inc.	89,831	3,724,393
Home Depot, Inc.	127,500	3,566,175

		7,290,568

Textiles, Apparel & Luxury Goods 1.6%
Timberland Co., Class A *	372,600	5,115,798

CONSUMER STAPLES 10.4%
Beverages 4.1%
Coca-Cola Co.	162,466	9,889,305
Diageo plc, ADR *	46,940	3,817,161

		13,706,466

Food & Staples Retailing 1.2%
Wal-Mart Stores, Inc.	72,601	3,824,621

Household Products 5.1%
Clorox Co. *	118,000	6,683,520
Procter & Gamble Co. *	143,173	10,032,132

		16,715,652

ENERGY 1.4%
Oil, Gas & Consumable Fuels 1.4%
Chevron Corp. *	28,700	2,449,832
ConocoPhillips *	29,830	2,273,344

		4,723,176

FINANCIALS 10.1%
Capital Markets 2.8%
Legg Mason, Inc. *	164,900	9,231,102

Consumer Finance 1.9%
Visa, Inc., Class A *	102,800	6,410,608

Diversified Financial Services 1.7%
Citigroup, Inc. *	255,397	5,470,604

Insurance 3.7%
Marsh & McLennan Cos. *	506,587	12,335,393

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 23.2%
Biotechnology 6.7%
Amgen, Inc. *	365,420	$15,267,247
Biogen Idec, Inc. *	109,555	6,758,448

		22,025,695

Health Care Equipment & Supplies 7.1%
Medtronic, Inc. *	260,817	12,615,718
St. Jude Medical, Inc. *	51,680	2,232,059
Zimmer Holdings, Inc. *	109,619	8,534,936

		23,382,713

Health Care Providers & Services 0.6%
WellPoint, Inc. *	49,300	2,175,609

Pharmaceuticals 8.8%
Bristol-Myers Squibb Co. *	459,592	9,789,310
Novartis AG, ADR *	317,200	16,250,156
Pfizer, Inc.	145,300	3,041,129

		29,080,595

INDUSTRIALS 6.8%
Air Freight & Logistics 1.7%
Expeditors International of Washington, Inc. *	44,500	2,010,510
United Parcel Service, Inc., Class B *	48,900	3,570,678

		5,581,188

Commercial Services & Supplies 2.3%
Cintas Corp.	266,000	7,591,640

Industrial Conglomerates 2.8%
General Electric Co. *	134,387	4,973,663
Tyco International, Ltd.	99,579	4,386,455

		9,360,118

INFORMATION TECHNOLOGY 31.8%
Communications Equipment 7.5%
Cisco Systems, Inc. *	482,000	11,611,380
QUALCOMM, Inc. *	316,158	12,962,478

		24,573,858

Computers & Peripherals 2.3%
Dell, Inc. *	386,136	7,691,829

Internet Software & Services 2.0%
Google, Inc., Class A *	15,180	6,686,335

IT Services 2.2%
Automatic Data Processing, Inc. *	170,593	7,231,437

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 8.2%
Altera Corp. *	716,314	$13,201,667
Intel Corp. *	513,670	10,879,531
Texas Instruments, Inc. *	103,291	2,920,036

		27,001,234

Software 9.6%
FactSet Research Systems, Inc. * (p)	113,900	6,135,793
Microsoft Corp. *	417,399	11,845,784
Oracle Corp. *	689,528	13,487,168

		31,468,745

Total Common Stocks (cost $320,823,144)		326,292,184

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 7.5%
REPURCHASE AGREEMENTS ^ 3.7%
Banc of America Securities, LLC, 3.07%, dated 03/31/2008, maturing 04/01/2008,
maturity value $788,067 (pp)(1)	$788,000	788,000
BNP Paribas Securities, 3.10%, dated 03/31/2008, maturing 04/01/2008, maturity
value $2,427,209 (pp)(2)	2,427,000	2,427,000
Credit Suisse First Boston Corp., 3.15%, dated 03/31/2008, maturing
04/01/2008, maturity value $1,655,145 (pp)(3)	1,655,000	1,655,000
Deutsche Bank Securities, Inc., 3.10% dated 03/31/2008, maturing 04/01/2008,
maturity value $3,306,285 (pp)(4)	3,306,000	3,306,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.10%, dated 03/31/2008,
maturing 04/01/2008, maturity value $3,000,258 (pp)(5)	3,000,000	3,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.10%, dated 03/31/2008, maturing
04/01/2008, maturity value $1,000,086 (pp)(6)	1,000,000	1,000,000

		12,176,000

	Shares	Value

MUTUAL FUND SHARES 3.8%
BGI Prime Money Market Fund, Premium Class, 3.15% q (pp)	1,550,000	1,550,000
BlackRock Liquidity TempFund, Institutional Class, 3.25% q (pp)	1,537,000	1,537,000
Evergreen Institutional Money Market Fund, Class I, 3.27% q ø (pp)	4,003,551	4,003,551
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.24% q ø	2,495,505	2,495,505
Morgan Stanley Institutional Liquidity Fund, Money Market Portfolio, Institutional
Class, 3.31% q (pp)	3,000,000	3,000,000

		12,586,056

Total Short-Term Investments (cost $24,762,056)		24,762,056

Total Investments (cost $345,585,200) 106.4%		351,054,240
Other Assets and Liabilities (6.4%)		(21,165,660)

Net Assets 100.0%		$329,888,580

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro rata basis consisting of:
(1) investment grade corporate bonds, 2.88% to 8.60%, 10/15/2008 to 06/01/2065, value including accrued interest is $803,760.
(2) investment grade corporate bonds, 5.30% to 8.25%, 10/28/2015 to 06/01/2032, value including accrued interest is $2,475,540.
(3) investment grade corporate bonds, 7.375% to 8.00%, 06/15/2010 to 03/15/2038, value including accrued interest is $1,688,101.
(4) high grade CMOs, 2.84% to 6.15%, 09/15/2021 to 02/15/2051, value including accrued interest is $2,831,831;
investment grade CMO, 4.04%, 04/25/2034, value including accrued interest is $540,289.
(5) investment grade corporate bonds, 5.70% to 8.75%, 02/15/2017 to 03/01/2031, value including accrued interest is $167,340; high grade asset-backed securities 2.97% to 3.41%, 05/25/2035 to 08/25/2046, value including accrued interest is $1,819,320; high grade CMOs, 3.21% to 5.22%, 07/15/2035 to 08/25/2046, value including accrued interest is $1,073,468.
(6) investment grade corporate bonds, 0.00% to 7.15%, 08/15/2013 to 06/01/2037, value including accrued interest is $1,020,003.

Summary of Abbreviations
ADR	American Depository Receipt
CMO	Collateralized Mortgage Obligation

The following table shows the percent of total long-term investments by sector as of March 31, 2008:

Information Technology	32.1%
Health Care	23.5%
Consumer Discretionary	15.3%
Consumer Staples	10.5%
Financials	10.2%
Industrials	6.9%
Energy	1.5%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $339,086,144) including $22,065,497 of
securities loaned	$344,555,184
Investments in affiliated money market funds, at value (cost $6,499,056)	6,499,056

Total investments	351,054,240
Foreign currency, at value (cost $15)	16
Receivable for Fund shares sold	569,994
Dividends receivable	744,705
Receivable for securities lending income	3,543
Receivable from investment advisor	5,005
Prepaid expenses and other assets	77,963

Total assets	352,455,466

Liabilities
Payable for Fund shares redeemed	224,751
Payable for securities on loan	22,266,551
Due to related parties	1,728
Trustees’ fees and expenses payable	36,233
Printing and postage expenses payable	20,478
Accrued expenses and other liabilities	17,145

Total liabilities	22,566,886

Net assets	$329,888,580

Net assets represented by
Paid-in capital	$378,022,019
Undistributed net investment income	744,336
Accumulated net realized losses on investments	(54,346,816)
Net unrealized gains on investments	5,469,041

Total net assets	$329,888,580

Net assets consists of
Class A	$298,762,747
Class B	12,626,177
Class C	9,815,347
Class I	8,684,309

Total net assets	$329,888,580

Shares outstanding (unlimited number of shares authorized)
Class A	40,750,889
Class B	1,872,319
Class C	1,455,635
Class I	1,182,523

Net asset value per share
Class A	$7.33
Class A — Offering price (based on sales charge of 5.75%)	$7.78
Class B	$6.74
Class C	$6.74
Class I	$7.34

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2008 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $70,764)	$2,753,438
Income from affiliate	50,535
Securities lending	16,377

Total investment income	2,820,350

Expenses
Advisory fee	935,771
Distribution Plan expenses
Class A	496,812
Class B	74,224
Class C	53,953
Administrative services fee	183,033
Transfer agent fees	248,169
Trustees’ fees and expenses	3,508
Printing and postage expenses	23,700
Custodian and accounting fees	47,802
Registration and filing fees	26,874
Professional fees	15,930
Other	5,739

Total expenses	2,115,515
Less: Expense reductions	(3,064)
Expense reimbursements	(73,860)

Net expenses	2,038,591

Net investment income	781,759

Net realized and unrealized gains or losses on investments
Net realized gains on investments	17,224,900
Net change in unrealized gains or losses on investments	(71,949,214)

Net realized and unrealized gains or losses on investments	(54,724,314)

Net decrease in net assets resulting from operations	$(53,942,555)

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2008		Year Ended
	(unaudited)		September 30, 2007

Operations
Net investment income		$781,759		$244,184
Net realized gains on investments		17,224,900		19,111,834
Net change in unrealized gains or losses
on investments		(71,949,214)		58,291,091

Net increase (decrease) in net assets
resulting from operations		(53,942,555)		77,647,109

Distributions to shareholders from
Net investment income
Class A		(196,570)		0
Class I		(37,174)		0

Total distributions to shareholders		(233,744)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	488,556	3,950,458	658,088	5,052,812
Class B	116,067	861,423	277,355	1,964,204
Class C	327,626	2,514,408	204,197	1,497,628
Class I	220,575	1,675,884	10,798	81,000

		9,002,173		8,595,644

Net asset value of shares issued in
reinvestment of distributions
Class A	20,184	168,534	0	0
Class I	410	3,431	0	0

		171,965		0

Automatic conversion of Class B shares
to Class A shares
Class A	150,776	1,191,239	243,581	1,875,682
Class B	(163,645)	(1,191,239)	(263,049)	(1,875,682)

		0		0

Payment for shares redeemed
Class A	(2,376,255)	(18,884,317)	(7,513,393)	(57,431,898)
Class B	(208,047)	(1,501,717)	(667,586)	(4,726,568)
Class C	(154,163)	(1,083,886)	(220,615)	(1,573,080)
Class I	(351,133)	(2,639,658)	(652,282)	(5,011,033)

		(24,109,578)		(68,742,579)

Net decrease in net assets resulting from
capital share transactions		(14,935,440)		(60,146,935)

Total increase (decrease) in net assets		(69,111,739)		17,500,174
Net assets
Beginning of period		399,000,319		381,500,145

End of period		$329,888,580		$399,000,319

Undistributed net investment income		$744,336		$196,321

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Large Company Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase. For the six months ended March 31, 2008, the advisory fee was equivalent to 0.51% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $73,860.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliates on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2008, the Fund paid brokerage commissions of $12,250 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2008, EIS received $4,140 from the sale of Class A shares and $25, $10,925 and $743 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $61,838,632 and $76,562,509, respectively, for the six months ended March 31, 2008.

During the six months ended March 31, 2008, the Fund loaned securities to certain brokers and earned $251 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At March 31, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $22,065,497 and $22,266,551, respectively.

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $345,598,430. The gross unrealized appreciation and depreciation on securities based on tax cost was $42,175,713 and $36,719,903, respectively, with a net unrealized appreciation of $5,455,810.

As of September 30, 2007, the Fund had $71,561,319 in capital loss carryovers for federal income tax purposes with $33,685,092 expiring in 2010 and $37,876,227 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2008, the Fund did not participate in the interfund lending program.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended March 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1	Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30,
2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of
December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen
Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566380 rv5 04/2008

Evergreen Mid Cap Growth Fund

Evergreen

MID CAP GROWTH FUND

Semiannual Report
as of March 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
May 2008

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Mid Cap Growth Fund for the six-month period ended March 31, 2008 (the “six-month period”).

Mounting evidence of a slowing economy undermined confidence in equities and credit-sensitive fixed income securities during the six-month period. Investors feared weakness in housing and problems in the subprime mortgage industry could pull the domestic economy into recession. Major financial institutions began to report substantial losses from their exposures to subprime mortgages and banks started to tighten their credit standards and to restrict their lending. Equity prices were buffeted by news of falling profits, weakening housing, slowing employment, rising inflationary pressures and growing credit problems. Stock valuations fell across all market capitalizations, investment styles and regions. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. As a consequence, the prices of corporate bonds and many asset-backed securities fell, while Treasuries rallied in a general flight to quality. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy showed clear signs of weakening over the six-month period. Problems in the credit markets led to declines in lending for ordinary consumer and commercial activity, accentuating the effects of declining home prices. Corporate profits, employment and other key economic indicators showed signs of deterioration. Gross Domestic Product growth slowed to just 0.6% both in the final quarter of 2007 and in the first quarter of 2008. To reinvigorate the economy

1

LETTER TO SHAREHOLDERS continued

and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the six-month period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, consistent with the investment discipline and style of each fund. The manager of Evergreen Large Company Growth Fund and Evergreen Omega Fund focused on bottom-up, fundamental analysis in making individual stock selections. The portfolio manager supervising Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund, meanwhile, sought to balance each portfolio with exposure both to consistent growth companies and to more cyclically oriented corporations. At the same time, managers of Evergreen Growth Fund concentrated on opportunities among small cap growth companies with above-average earnings prospects and reasonable stock valuations. The portfolio manager of Evergreen Enhanced S&P 500® Fund, in turn, employed a largely quantitative discipline in choosing a portfolio of predominately large cap stocks from both the value and growth stock universes.

We believe the experiences in the capital markets during the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE
as of March 31, 2008

MANAGEMENT TEAM
Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
Kenneth J. Doerr
Robert C. Junkin, CPA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS
Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/26/1998	1/26/1998

Nasdaq symbol	EKAAX	EKABX	EKACX	EKAYX

6-month return with sales charge	-19.94%	-19.48%	-16.04%	N/A

6-month return w/o sales charge	-15.03%	-15.39%	-15.22%	-14.96%

Average annual return*

1-year with sales charge	-10.29%	-10.15%	-6.47%	N/A

1-year w/o sales charge	-4.85%	-5.58%	-5.56%	-4.70%

5-year	11.80%	12.09%	12.39%	13.49%

10-year	2.58%	2.46%	2.47%	3.46%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

Effective May 7, 2008, Mr. Doerr and Mr. Junkin became portfolio managers of the fund. Effective May 14, 2008, Donald M. Bisson no longer managed the fund and Mr. Doerr and Mr. Junkin assumed day-to-day management responsibility of the fund.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Mid Cap Growth Fund Class A shares versus a similar investment in the Russell Midcap Growth Index (Russell Midcap Growth) and the Consumer Price Index (CPI).

The Russell Midcap Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

The example illustrates your fund’s costs in two ways:

Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2007	3/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 849.74	$ 4.62
Class B	$ 1,000.00	$ 846.10	$ 8.03
Class C	$ 1,000.00	$ 847.80	$ 8.04
Class I	$ 1,000.00	$ 850.35	$ 3.42
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.00	$ 5.05
Class B	$ 1,000.00	$ 1,016.30	$ 8.77
Class C	$ 1,000.00	$ 1,016.30	$ 8.77
Class I	$ 1,000.00	$ 1,021.30	$ 3.74

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class A, 1.74% for Class B, 1.74% for Class C and 0.74% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$7.01	$5.55	$5.44	$4.65	$4.25	$2.98

Income from investment operations
Net investment income (loss)	(0.01)[1]	(0.01)	(0.02)	(0.03)	(0.03)	(0.03)[1]
Net realized and unrealized gains or losses on investments	(1.01)	1.47	0.13	0.82	0.43	1.30

Total from investment operations	(1.02)	1.46	0.11	0.79	0.40	1.27

Distributions to shareholders from
Net investment income	(0.09)	0	0	0	0	0
Net realized gains	(0.17)	0	0	0	0	0

Total distributions to shareholders	(0.26)	0	0	0	0	0

Net asset value, end of period	$5.73	$7.01	$5.55	$5.44	$4.65	$4.25

Total return[2]	(15.03%)	26.31%	2.02%	16.99%	9.41%	42.62%

Ratios and supplemental data
Net assets, end of period (millions)	$430	$540	$506	$564	$549	$544
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.00%[3]	1.06%	1.09%	1.13%	1.16%	1.22%
Expenses excluding waivers/reimbursements
and expense reductions	1.06%[3]	1.07%	1.09%	1.13%	1.16%	1.22%
Net investment income (loss)	(0.23%)[3]	(0.36%)	(0.34%)	(0.68%)	(0.75%)	(0.84%)
Portfolio turnover rate	32%	89%	110%	141%	140%	221%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements
7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$6.45	$5.15	$5.08	$4.37	$4.02	$2.84

Income from investment operations
Net investment income (loss)	(0.03)[1]	(0.06)[1]	(0.05)[1]	(0.07)[1]	(0.08)	(0.05)[1]
Net realized and unrealized gains or losses on investments	(0.94)	1.36	0.12	0.78	0.43	1.23

Total from investment operations	(0.97)	1.30	0.07	0.71	0.35	1.18

Distributions to shareholders from
Net investment income	(0.03)	0	0	0	0	0
Net realized gains	(0.17)	0	0	0	0	0

Total distributions to shareholders	(0.20)	0	0	0	0	0

Net asset value, end of period	$5.28	$6.45	$5.15	$5.08	$4.37	$4.02

Total return[2]	(15.39%)	25.24%	1.38%	16.25%	8.71%	41.55%

Ratios and supplemental data
Net assets, end of period (millions)	$15	$21	$21	$27	$30	$28
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.74%[3]	1.78%	1.79%	1.83%	1.86%	1.94%
Expenses excluding waivers/reimbursements
and expense reductions	1.76%[3]	1.78%	1.79%	1.83%	1.86%	1.94%
Net investment income (loss)	(0.97%)[3]	(1.08%)	(1.04%)	(1.38%)	(1.45%)	(1.56%)
Portfolio turnover rate	32%	89%	110%	141%	140%	221%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements
8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$6.45	$5.15	$5.08	$4.37	$4.02	$2.85

Income from investment operations
Net investment income (loss)	(0.03)[1]	(0.06)[1]	(0.05)[1]	(0.07)[1]	(0.07)	(0.05)[1]
Net realized and unrealized gains or losses on investments	(0.93)	1.36	0.12	0.78	0.42	1.22

Total from investment operations	(0.96)	1.30	0.07	0.71	0.35	1.17

Distributions to shareholders from
Net investment income	(0.04)	0	0	0	0	0
Net realized gains	(0.17)	0	0	0	0	0

Total distributions to shareholders	(0.21)	0	0	0	0	0

Net asset value, end of period	$5.28	$6.45	$5.15	$5.08	$4.37	$4.02

Total return[2]	(15.22%)	25.24%	1.38%	16.25%	8.71%	41.05%

Ratios and supplemental data
Net assets, end of period (millions)	$6	$7	$6	$7	$8	$8
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.74%[3]	1.78%	1.79%	1.83%	1.86%	1.94%
Expenses excluding waivers/reimbursements
and expense reductions	1.76%[3]	1.78%	1.79%	1.83%	1.86%	1.94%
Net investment income (loss)	(0.97%)[3]	(1.09%)	(1.04%)	(1.38%)	(1.45%)	(1.56%)
Portfolio turnover rate	32%	89%	110%	141%	140%	221%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements
9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$7.24	$5.72	$5.59	$4.76	$4.33	$3.03

Income from investment operations
Net investment income (loss)	0[1]	0[1]	(0.01)	(0.02)	(0.02)[1]	(0.02)[1]
Net realized and unrealized gains or losses on investments	(1.05)	1.52	0.14	0.85	0.45	1.32

Total from investment operations	(1.05)	1.52	0.13	0.83	0.43	1.30

Distributions to shareholders from
Net investment income	(0.11)	0	0	0	0	0
Net realized gains	(0.17)	0	0	0	0	0

Total distributions to shareholders	(0.28)	0	0	0	0	0

Net asset value, end of period	$5.91	$7.24	$5.72	$5.59	$4.76	$4.33

Total return	(14.96%)	26.57%	2.33%	17.44%	9.93%	42.90%

Ratios and supplemental data
Net assets, end of period (millions)	$95	$94	$114	$86	$41	$4
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.74%[2]	0.78%	0.79%	0.83%	0.86%	0.94%
Expenses excluding waivers/reimbursements
and expense reductions	0.76%[2]	0.78%	0.79%	0.83%	0.86%	0.94%
Net investment income (loss)	0.02%[2]	(0.08%)	(0.03%)	(0.38%)	(0.42%)	(0.54%)
Portfolio turnover rate	32%	89%	110%	141%	140%	221%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Annualized

See Notes to Financial Statements
10

SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 97.9%
CONSUMERDISCRETIONARY 17.6%
Diversified Consumer Services 3.4%
Apollo Group, Inc., Class A *	145,500	$ 6,285,600
Strayer Education, Inc.	78,200	11,925,500

		18,211,100

Hotels, Restaurants & Leisure 2.3%
International Game Technology	316,100	12,710,381

Household Durables 2.8%
Garmin, Ltd. (p)	83,100	4,488,231
Newell Rubbermaid, Inc.	474,300	10,847,241

		15,335,472

Internet & Catalog Retail 1.3%
priceline.com, Inc. * (p)	58,100	7,021,966

Media 2.6%
Focus Media Holding, Ltd., ADR * (p)	140,300	4,931,545
Lamar Advertising Co., Class A (p)	251,500	9,036,395

		13,967,940

Specialty Retail 1.2%
GameStop Corp., Class A *	128,000	6,618,880

Textiles, Apparel & Luxury Goods 4.0%
Coach, Inc. *	255,822	7,713,033
Hanesbrands, Inc. * (p)	489,400	14,290,480

		22,003,513

CONSUMER STAPLES 1.9%
Personal Products 1.9%
Alberto-Culver Co.	383,660	10,516,121

ENERGY 12.5%
Energy Equipment & Services 6.1%
Cameron International Corp. *	279,300	11,630,052
Diamond Offshore Drilling, Inc. (p)	97,500	11,349,000
National Oilwell Varco, Inc. *	178,100	10,397,478

		33,376,530

Oil, Gas & Consumable Fuels 6.4%
Denbury Resources, Inc. *	421,600	12,036,680
Southwestern Energy Co. *	678,200	22,848,558

		34,885,238

FINANCIALS 5.7%
Capital Markets 1.8%
Affiliated Managers Group, Inc. *	111,749	10,140,104

Insurance 1.8%
Fidelity National Financial, Inc.	532,400	9,758,892

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 2.1%
New York Community Bancorp, Inc. (p)	627,900	$ 11,440,338

HEALTH CARE 18.0%
Biotechnology 4.2%
Celgene Corp. * (p)	200,000	12,258,000
Cephalon, Inc. *(p)	167,300	10,774,120

		23,032,120

Health Care Equipment & Supplies 9.4%
Hologic, Inc. * (p)	237,200	13,188,320
Hospira, Inc. * (p)	315,000	13,472,550
Smith & Nephew plc, ADR (p)	213,300	14,075,667
Varian Medical Systems, Inc. * (p)	229,000	10,726,360

		51,462,897

Health Care Providers & Services 2.5%
Pediatrix Medical Group, Inc. * (p)	200,900	13,540,660

Life Sciences Tools & Services 1.9%
Pharmaceutical Product Development, Inc.	243,000	10,181,700

INDUSTRIALS 17.3%
Commercial Services & Supplies 5.0%
FTI Consulting, Inc. * (p)	256,527	18,223,678
Watson Wyatt Worldwide, Inc.	160,700	9,119,725

		27,343,403

Electrical Equipment 2.1%
Roper Industries, Inc. (p)	190,700	11,335,208

Industrial Conglomerates 2.5%
McDermott International, Inc. *	248,400	13,617,288

Machinery 3.0%
ITT Corp.	190,000	9,843,900
Manitowoc Co., Inc.	156,700	6,393,360

		16,237,260

Road & Rail 2.7%
Landstar System, Inc. (p)	282,900	14,756,064

Trading Companies & Distributors 2.0%
MSC Industrial Direct Co., Class A	261,400	11,044,150

INFORMATION TECHNOLOGY 16.6%
Communications Equipment 6.2%
F5 Networks, Inc. *	441,328	8,018,930
NICE-Systems, Ltd., ADR *	445,600	12,574,832
Research In Motion, Ltd. *	116,400	13,063,572

		33,657,334

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 3.4%
Akamai Technologies, Inc. * (p)	410,000	$ 11,545,600
SINA Corp. *	189,800	6,690,450

		18,236,050

IT Services 2.2%
Cognizant Technology Solutions Corp., Class A *	422,400	12,177,792

Semiconductors & Semiconductor Equipment 2.5%
MEMC Electronic Materials, Inc. *	191,700	13,591,530

Software 2.3%
Jack Henry & Associates, Inc.	517,400	12,764,258

MATERIALS 4.8%
Chemicals 2.4%
Agrium, Inc. (p)	212,600	13,204,586

Metals & Mining 2.4%
United States Steel Corp.	101,400	12,864,618

TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 2.1%
Time Warner Telecom, Inc. * (p)	730,200	11,310,798

Wireless Telecommunication Services 1.4%
NII Holdings, Inc. *	241,732	7,682,243

Total Common Stocks (cost $470,297,078)		534,026,434

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 29.6%
CORPORATE BONDS 2.7%
Capital Markets 0.5%
Carrera Capital Finance, LLC, FRN, SIV, 2.57%, 05/27/2008 (pp) +	$ 3,000,000	2,993,670

Consumer Finance 0.4%
Toyota Motor Credit Corp., FRN, 2.13%, 05/08/2008 (pp)	2,000,000	1,999,692

Diversified Financial Services 1.8%
Premier Asset Collateralized Entity, LLC, FRN, SIV, 2.80%, 05/15/2008 (pp) +	5,000,000	4,993,990
Sigma Finance, Inc., FRN, SIV, 2.34%, 06/16/2008 (pp) +	5,000,000	4,870,500

		9,864,490

		14,857,852

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)	Principal
	Amount	Value

SHORT-TERM INVESTMENTS continued
REPURCHASE AGREEMENTS ^ 11.9%
Banc of America Securities, LLC, 3.07%, dated 03/31/2008, maturing 04/01/2008,
maturity value $9,528,813 (pp) (1)	$ 9,528,000	$ 9,528,000
BNP Paribas SA, 3.10%, dated 03/31/2008, maturing 04/01/2008, maturity value
$6,549,564 (pp) (2)	6,549,000	6,549,000
Credit Suisse First Boston, LLC, 3.15%, dated 03/31/2008, maturing 04/01/2008,
maturity value $8,000,700 (pp) (3)	8,000,000	8,000,000
Deutsche Bank Securities, Inc., 3.10%, dated 03/31/2008, maturing 04/01/2008,
maturity value $17,007,464 (pp) (4)	17,006,000	17,006,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.10%, dated 03/31/2008,
maturing 04/01/2008, maturity value $11,000,947 (pp) (5)	11,000,000	11,000,000
Greenwich Capital Markets, Inc., 3.10%, dated 03/31/2008, maturing 04/01/2008,
maturity value $10,000,861 (pp) (6)	10,000,000	10,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.10%, dated 03/31/2008, maturing
04/01/2008, maturity value $3,000,258 (pp) (7)	3,000,000	3,000,000

		65,083,000

	Shares	Value

MUTUAL FUND SHARES 15.0%
BGI Prime Money Market Fund, Premium Shares, 3.15% q (pp)	9,907,000	9,907,000
BlackRock Liquidity TempFund, Institutional Class, 3.25% q (pp)	9,002,000	9,002,000
Evergreen Institutional Money Market Fund, Class I, 3.27% q ø (pp)	43,951,225	43,951,225
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional
Class, 3.31% q (pp)	19,000,000	19,000,000

		81,860,225

Total Short-Term Investments (cost $161,943,119)		161,801,077

Total Investments (cost $632,240,197) 127.5%		695,827,511
Other Assets and Liabilities (27.5%)		(150,255,144)

Net Assets 100.0%		$ 545,572,367

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	All or a portion of this security represents investment of cash collateral received from securities on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements
14

SCHEDULE OF INVESTMENTS continued
March 31, 2008 (unaudited)

^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro rata basis consisting of:
(1) investment grade corporate bonds, 2.88% to 8.60%, 10/15/2008 to 06/01/2065, value including accrued interest is $9,718,560.
(2) investment grade corporate bonds, 5.30% to 8.25%, 10/28/2015 to 06/01/2032, value including accrued interest is $6,679,980.
(3) investment grade corporate bonds, 7.375% to 8.00%, 06/15/2010 to 03/15/2038, value including accrued interest is $8,160,003.
(4) high grade CMOs, 2.84% to 6.15%, 09/15/2021 to 02/15/2051, value including accrued interest is
$14,566,885; investment grade CMO, 4.04%, 04/25/2034, value including accrued interest is $2,779,235.
(5) investment grade corporate bonds, 5.70% to 8.75%, 02/15/2017 to 03/01/2031, value including accrued interest is $613,581; high grade asset-backed securities 2.97% to 3.41%, 05/25/2035 to 08/25/2046, value including accrued interest is $6,670,838; high grade CMOs, 3.21% to 5.22%, 07/15/2035 to 08/25/2046, value including accrued interest is $3,936,048.
(6) agency mortgage-backed security, 5.00%, 03/01/2038, value including accrued interest is $10,200,249.
(7) investment grade corporate bonds, 0.00% to 7.15%, 08/15/2013 to 06/01/2037, value including accrued interest is $3,060,008.

Summary of Abbreviations
ADR	American Depository Receipt
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
SIV	Structured Investment Vehicle

The following table shows the percent of total long-term investments by sector as of March 31, 2008:
Health Care	18.4%
Consumer Discretionary	17.8%
Industrials	17.7%
Information Technology	16.9%
Energy	12.8%
Financials	5.9%
Materials	4.9%
Telecommunication Services	3.6%
Consumer Staples	2.0%

100.0%

See Notes to Financial Statements
15

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $588,288,972) including $135,524,209
of securities loaned	$ 651,876,286
Investments in affiliated money market fund, at value (cost $43,951,225)	43,951,225

Total investments	695,827,511
Receivable for Fund shares sold	197,477
Dividends receivable	148,206
Receivable for securities lending income	37,797
Receivable from investment advisor	9,583
Prepaid expenses and other assets	63,339

Total assets	696,283,913

Liabilities
Payable for securities purchased	10,306,392
Payable for Fund shares redeemed	258,037
Payable for securities on loan	139,992,750
Due to related parties	1,671
Accrued expenses and other liabilities	152,696

Total liabilities	150,711,546

Net assets	$ 545,572,367

Net assets represented by
Paid-in capital	$ 509,314,461
Overdistributed net investment loss	(710,437)
Accumulated net realized losses on investments	(26,618,971)
Net unrealized gains on investments	63,587,314

Total net assets	$ 545,572,367

Net assets consists of
Class A	$ 429,938,938
Class B	14,989,525
Class C	5,981,807
Class I	94,662,097

Total net assets	$ 545,572,367

Shares outstanding (unlimited number of shares authorized)
Class A	75,023,612
Class B	2,838,069
Class C	1,133,888
Class I	16,017,492

Net asset value per share
Class A	$ 5.73
Class A — Offering price (based on sales charge of 5.75%)	$ 6.08
Class B	$ 5.28
Class C	$ 5.28
Class I	$ 5.91

See Notes to Financial Statements
16

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2008 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $1,899)	$ 1,750,579
Income from affiliate	361,230
Securities lending	318,602

Total investment income	2,430,411

Expenses
Advisory fee	1,517,887
Distribution Plan expenses
Class A	731,737
Class B	90,619
Class C	34,727
Administrative services fee	316,671
Transfer agent fees	365,009
Trustees’ fees and expenses	6,557
Printing and postage expenses	48,346
Custodian and accounting fees	81,572
Registration and filing fees	30,978
Professional fees	56,559
Other	7,153

Total expenses	3,287,815
Less: Expense reductions	(7,173)
Fee waivers and expense reimbursements	(187,702)

Net expenses	3,092,940

Net investment loss	(662,529)

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(16,195,095)
Net change in unrealized gains or losses on investments	(90,666,709)

Net realized and unrealized gains or losses on investments	(106,861,804)

Net decrease in net assets resulting from operations	$ (107,524,333)

See Notes to Financial Statements
17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2008		Year Ended
	(unaudited)		September 30, 2007

Operations
Net investment loss	$ (662,529)		$ (2,263,932)
Net realized gains or losses on investments		(16,195,095)		110,872,772
Net change in unrealized gains or losses
on investments		(90,666,709)		42,976,810

Net increase (decrease) in net assets
resulting from operations		(107,524,333)		151,585,650

Distributions to shareholders from
Net investment income
Class A		(6,490,876)		0
Class B		(88,869)		0
Class C		(49,653)		0
Class I		(2,470,873)		0
Net realized gains
Class A		(13,134,151)		0
Class B		(537,940)		0
Class C		(203,157)		0
Class I		(3,449,860)		0

Total distributions to shareholders		(26,425,379)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	710,001	4,553,338	1,376,213	8,686,939
Class B	103,345	612,359	266,771	1,552,437
Class C	146,710	886,691	284,232	1,646,842
Class I	14,769,701	103,766,999	3,430,863	22,333,393

		109,819,387		34,219,611

Net asset value of shares issued
in reinvestment of distributions
Class A	2,516,125	16,535,571	0	0
Class B	96,125	577,923	0	0
Class C	34,539	207,886	0	0
Class I	326,722	2,220,518	0	0

		19,541,898		0

Automatic conversion of Class B shares
to Class A shares
Class A	208,634	1,321,296	273,124	1,710,588
Class B	(226,693)	(1,321,296)	(295,991)	(1,710,588)

		0		0

Payment for shares redeemed
Class A	(5,494,773)	(35,492,568)	(15,665,477)	(97,342,315)
Class B	(383,070)	(2,259,259)	(768,483)	(4,457,039)
Class C	(206,209)	(1,171,714)	(298,139)	(1,715,526)
Class I	(12,047,826)	(73,646,860)	(10,362,989)	(66,076,786)

		(112,570,401)		(169,591,666)

Net increase (decrease) in net assets
resulting from capital share transactions		16,790,884		(135,372,055)

Total increase (decrease) in net assets		(117,158,828)		16,213,595
Net assets
Beginning of period		662,731,195		646,517,600

End of period	$ 545,572,367		$ 662,731,195

Undistributed (overdistributed)
net investment income (loss)	$ (710,437)		$ 9,052,363

See Notes to Financial Statements
18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION
Evergreen Mid Cap Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements
Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation
All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending
The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

g. Distributions
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase. For the six months ended March 31, 2008, the advisory fee was equivalent to 0.48% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2008, EIMC voluntarily waived its advisory fee in the amount of $79,164 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $108,538.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

(excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2008, the Fund paid brokerage commissions of $26,941 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS
EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2008, EIS received $2,669 from the sale of Class A shares and $45, $17,668 and $150 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $201,834,005 and $217,196,492, respectively, for the six months ended March 31, 2008.

During the six months ended March 31, 2008, the Fund loaned securities to certain brokers and earned $1,601 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At March 31, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $135,524,209 and $139,992,750, respectively.

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $633,365,521. The gross unrealized appreciation and depreciation on securities based on tax cost was $93,640,294 and $31,178,304, respectively, with a net unrealized appreciation of $62,461,990.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of their duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended March 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS
Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

24

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of March 31, 2008, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

Dalbar Mutual Fund Service Award 2007

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

569842 rv4 04/2008

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

569842  rv4    04/2008

Evergreen Omega Fund

Evergreen

OMEGA FUND

Semiannual Report
as of March 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Omega Fund for the six-month period ended March 31, 2008 (the “six-month period”).

Mounting evidence of a slowing economy undermined confidence in equities and credit-sensitive fixed income securities during the six-month period. Investors feared weakness in housing and problems in the subprime mortgage industry could pull the domestic economy into recession. Major financial institutions began to report substantial losses from their exposures to subprime mortgages and banks started to tighten their credit standards and to restrict their lending. Equity prices were buffeted by news of falling profits, weakening housing, slowing employment, rising inflationary pressures and growing credit problems. Stock valuations fell across all market capitalizations, investment styles and regions. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. As a consequence, the prices of corporate bonds and many asset-backed securities fell, while Treasuries rallied in a general flight to quality. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy showed clear signs of weakening over the six-month period. Problems in the credit markets led to declines in lending for ordinary consumer and commercial activity, accentuating the effects of declining home prices. Corporate profits, employment and other key economic indicators showed signs of deterioration. Gross Domestic Product growth slowed to just 0.6% both in the final quarter of 2007 and in the first quarter of 2008. To reinvigorate the economy

1

LETTER TO SHAREHOLDERS continued

and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the six-month period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, consistent with the investment discipline and style of each fund. The manager of Evergreen Large Company Growth Fund and Evergreen Omega Fund focused on bottom-up, fundamental analysis in making individual stock selections. The portfolio manager supervising Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund, meanwhile, sought to balance each portfolio with exposure both to consistent growth companies and to more cyclically oriented corporations. At the same time, managers of Evergreen Growth Fund concentrated on opportunities among small cap growth companies with above-average earnings prospects and reasonable stock valuations. The portfolio manager of Evergreen Enhanced S&P 500® Fund, in turn, employed a largely quantitative discipline in choosing a portfolio of predominately large cap stocks from both the value and growth stock universes.

We believe the experiences in the capital markets during the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of March 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Aziz Hamzaogullari, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/29/1968

	Class A	Class B	Class C	Class I	Class R
Class inception date	4/29/1968	8/2/1993	8/2/1993	1/13/1997	10/10/2003

Nasdaq symbol	EKOAX	EKOBX	EKOCX	EOMYX	EKORX

6-month return with sales charge	-18.16%	-17.81%	-14.35%	N/A	N/A

6-month return w/o sales charge	-13.17%	-13.48%	-13.48%	-13.03%	-13.24%

Average annual return*

1-year with sales charge	-5.19%	-5.12%	-1.12%	N/A	N/A

1-year w/o sales charge	0.59%	-0.13%	-0.13%	0.90%	0.41%

5-year	8.80%	9.03%	9.31%	10.41%	9.91%

10-year	2.72%	2.59%	2.58%	3.62%	3.24%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class R prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class R have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class R would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Omega Fund Class A shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2007	3/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 868.32	$ 6.40
Class B	$ 1,000.00	$ 865.21	$ 9.84
Class C	$ 1,000.00	$ 865.19	$ 9.84
Class I	$ 1,000.00	$ 869.74	$ 5.19
Class R	$ 1,000.00	$ 867.63	$ 7.56
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.15	$ 6.91
Class B	$ 1,000.00	$ 1,014.45	$ 10.63
Class C	$ 1,000.00	$ 1,014.45	$ 10.63
Class I	$ 1,000.00	$ 1,019.45	$ 5.60
Class R	$ 1,000.00	$ 1,016.90	$ 8.17

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.37% for Class A, 2.11% for Class B, 2.11% for Class C, 1.11% for Class I and 1.62% for Class R), multiplied by the average account value over the period, multiplied by 183 / 366 days.

6

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 31.44	$ 25.60	$ 25.54	$ 23.00	$ 21.07	$ 16.69

Income from investment operations
Net investment income (loss)	0.01[1]	(0.11)[1]	(0.15)[1]	(0.12)[1]	(0.22)	(0.20)[1]
Net realized and unrealized gains or losses on investments	(4.15)	5.95	0.21	2.66	2.15	4.58

Total from investment operations	(4.14)	5.84	0.06	2.54	1.93	4.38

Net asset value, end of period	$ 27.30	$ 31.44	$ 25.60	$ 25.54	$ 23.00	$ 21.07

Total return[2]	(13.17%)	22.81%	0.23%	11.04%	9.16%	26.24%

Ratios and supplemental data
Net assets, end of period (thousands)	$495,433	$595,296	$520,421	$449,639	$485,315	$441,808
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.37%[3]	1.40%	1.42%	1.44%	1.49%	1.67%
Expenses excluding waivers/reimbursements
and expense reductions	1.47%[3]	1.46%	1.51%	1.48%	1.51%	1.67%
Net investment income (loss)	0.06%[3]	(0.38%)	(0.57%)	(0.49%)	(0.92%)	(1.11%)
Portfolio turnover rate	21%	23%	128%	134%	159%	206%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 27.45	$ 22.51	$ 22.62	$ 20.51	$ 18.92	$ 15.10

Income from investment operations
Net investment income (loss)	(0.09)[1]	(0.27)[1]	(0.29)[1]	(0.25)[1]	(0.34)[1]	(0.30)[1]
Net realized and unrealized gains or losses on investments	(3.61)	5.21	0.18	2.36	1.93	4.12

Total from investment operations	(3.70)	4.94	(0.11)	2.11	1.59	3.82

Net asset value, end of period	$ 23.75	$ 27.45	$ 22.51	$ 22.62	$ 20.51	$ 18.92

Total return[2]	(13.48%)	21.95%	(0.49%)	10.29%	8.40%	25.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$113,214	$183,129	$311,011	$437,122	$542,897	$578,129
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.11%[3]	2.11%	2.12%	2.14%	2.19%	2.39%
Expenses excluding waivers/reimbursements
and expense reductions	2.17%[3]	2.15%	2.21%	2.18%	2.21%	2.39%
Net investment income (loss)	(0.70%)[3]	(1.08%)	(1.27%)	(1.17%)	(1.62%)	(1.83%)
Portfolio turnover rate	21%	23%	128%	134%	159%	206%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 27.52	$ 22.57	$ 22.67	$ 20.57	$ 18.97	$ 15.14

Income from investment operations
Net investment income (loss)	(0.09)[1]	(0.27)[1]	(0.29)[1]	(0.25)[1]	(0.34)[1]	(0.30)[1]
Net realized and unrealized gains or losses on investments	(3.62)	5.22	0.19	2.35	1.94	4.13

Total from investment operations	(3.71)	4.95	(0.10)	2.10	1.60	3.83

Net asset value, end of period	$ 23.81	$ 27.52	$ 22.57	$ 22.67	$ 20.57	$ 18.97

Total return[2]	(13.48%)	21.93%	(0.44%)	10.21%	8.43%	25.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$44,143	$54,982	$64,042	$92,223	$128,964	$133,551
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.11%[3]	2.11%	2.12%	2.14%	2.19%	2.39%
Expenses excluding waivers/reimbursements
and expense reductions	2.17%[3]	2.15%	2.21%	2.18%	2.21%	2.39%
Net investment income (loss)	(0.68%)[3]	(1.09%)	(1.27%)	(1.15%)	(1.62%)	(1.83%)
Portfolio turnover rate	21%	23%	128%	134%	159%	206%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 32.32	$ 26.25	$ 26.10	$ 23.44	$ 21.40	$ 16.91

Income from investment operations
Net investment income (loss)	0.05[1]	(0.03)[1]	(0.08)[1]	(0.04)[1]	(0.15)	(0.16)[1]
Net realized and unrealized gains or losses on investments	(4.26)	6.10	0.23	2.70	2.19	4.65

Total from investment operations	(4.21)	6.07	0.15	2.66	2.04	4.49

Net asset value, end of period	$ 28.11	$ 32.32	$ 26.25	$ 26.10	$ 23.44	$ 21.40

Total return	(13.03%)	23.12%	0.57%	11.35%	9.53%	26.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,714	$16,503	$16,344	$10,526	$15,127	$13,913
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.11%[2]	1.11%	1.12%	1.14%	1.19%	1.39%
Expenses excluding waivers/reimbursements
and expense reductions	1.17%[2]	1.15%	1.21%	1.18%	1.21%	1.39%
Net investment income (loss)	0.32%[2]	(0.09%)	(0.30%)	(0.15%)	(0.62%)	(0.83%)
Portfolio turnover rate	21%	23%	128%	134%	159%	206%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

10

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS R	(unaudited)	2007	2006	2005	2004[1]

Net asset value, beginning of period	$31.20	$25.47	$25.46	$22.97	$22.31

Income from investment operations
Net investment income (loss)	(0.04)	(0.14)[2]	(0.19)[2]	(0.24)[2]	(0.22)[2]
Net realized and unrealized gains or losses on investments	(4.09)	5.87	0.20	2.73	0.88

Total from investment operations	(4.13)	5.73	0.01	2.49	0.66

Net asset value, end of period	$27.07	$31.20	$25.47	$25.46	$22.97

Total return	(13.24%)	22.50%	0.04%	10.84%	2.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 57	$ 63	$ 445	$ 385	$ 7
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.62%[3]	1.61%	1.62%	1.63%	1.64%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.68%[3]	1.65%	1.71%	1.67%	1.66%[3]
Net investment income (loss)	(0.19%)[3]	(0.53%)	(0.75%)	(0.98%)	(1.00%)[3]
Portfolio turnover rate	21%	23%	128%	134%	159%

1 For the period from October 10, 2003 (commencem ent of class operations), to September 30, 2004.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 17.7%
Hotels, Restaurants & Leisure 0.9%
Carnival Corp.	151,381	$ 6,127,903

Internet & Catalog Retail 8.4%
Amazon.com, Inc. * (p)	570,192	40,654,690
Blue Nile, Inc. * (p)	280,200	15,172,830

		55,827,520

Media 2.6%
Omnicom Group, Inc. *	392,180	17,326,512

Multi-line Retail 1.2%
Target Corp.	162,502	8,235,601

Specialty Retail 2.2%
Best Buy Co., Inc.	170,752	7,079,378
Home Depot, Inc. (p)	260,850	7,295,975

		14,375,353

Textiles, Apparel & Luxury Goods 2.4%
Timberland Co., Class A * (p)	1,185,500	16,276,915

CONSUMER STAPLES 7.9%
Beverages 1.3%
Coca-Cola Co.	135,843	8,268,764

Food & Staples Retailing 0.7%
Wal-Mart Stores, Inc.	39,343	2,072,589
Whole Foods Market, Inc. * (p)	83,400	2,749,698

		4,822,287

Food Products 1.6%
McCormick & Co., Inc. *	282,100	10,429,237

Household Products 4.3%
Clorox Co.	270,100	15,298,464
Procter & Gamble Co.	194,291	13,613,970

		28,912,434

ENERGY 1.3%
Oil, Gas & Consumable Fuels 1.3%
Chevron Corp.	52,700	4,498,472
ConocoPhillips *	54,440	4,148,872

		8,647,344

FINANCIALS 10.1%
Capital Markets 3.1%
Legg Mason, Inc. *	366,900	20,539,062

Consumer Finance 1.9%
Visa, Inc., Class A *	207,800	12,958,408

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

		Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 1.0%
Citigroup, Inc. *		301,204	$ 6,451,790

Insurance 4.1%
Marsh & McLennan Cos. *		1,124,492	27,381,380

HEALTH CARE 21.9%
Biotechnology 5.9%
Amgen, Inc. *		757,945	31,666,942
Biogen Idec, Inc. *		125,625	7,749,806

			39,416,748

Health Care Equipment & Supplies 7.0%
Medtronic, Inc. *		469,015	22,686,255
St. Jude Medical, Inc. *		147,003	6,349,060
Zimmer Holdings, Inc. *		229,256	17,849,872

			46,885,187

Health Care Providers & Services	0.6%
WellPoint, Inc. *		82,800	3,653,964

Pharmaceuticals 8.4%
Bristol-Myers Squibb Co.		725,521	15,453,597
Novartis AG, ADR * (p)		663,900	34,011,597
Pfizer, Inc.		321,991	6,739,272

			56,204,466

INDUSTRIALS 8.1%
Air Freight & Logistics 3.9%
Expeditors International of Washington, Inc. *		502,661	22,710,224
United Parcel Service, Inc., Class B *		44,300	3,234,786

			25,945,010

Commercial Services & Supplies 3.2%
Cintas Corp.		742,800	21,199,512

Industrial Conglomerates 1.0%
Tyco International, Ltd.		149,856	6,601,157

INFORMATION TECHNOLOGY 32.2%
Communications Equipment 7.0%
Cisco Systems, Inc. *		749,627	18,058,514
QUALCOMM, Inc.		696,941	28,574,581

			46,633,095

Computers & Peripherals 2.8%
Avid Technology, Inc. * (p)		169,300	4,120,762
Dell, Inc. *		723,512	14,412,359

			18,533,121

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 1.4%
Google, Inc., Class A *	22,235	$ 9,793,851

IT Services 1.9%
Automatic Data Processing, Inc. *	303,192	12,852,309

Semiconductors & Semiconductor Equipment 9.5%
Altera Corp. *	1,941,387	35,779,762
Intel Corp.	516,561	10,940,762
KLA-Tencor Corp.	70,217	2,605,051
Linear Technology Corp. (p)	257,700	7,908,813
Texas Instruments, Inc. *	210,986	5,964,574

		63,198,962

Software 9.6%
FactSet Research Systems, Inc. * (p)	335,900	18,094,933
Microsoft Corp.	724,706	20,567,156
Oracle Corp. *	1,287,731	25,188,019

		63,850,108

Total Common Stocks (cost $666,982,341)		661,348,000

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 11.7%
CORPORATE BONDS 1.9%
Consumer Finance 0.7%
Carrera Capital Finance, LLC, FRN, SIV, 2.58%, 05/27/2008 (pp) +	$ 3,000,000	2,993,670
Toyota Motor Credit Corp., FRN, 2.13%, 05/08/2008 (pp)	2,000,000	1,999,692

		4,993,362

Diversified Financial Services 1.2%
Premier Asset Collateralized, LLC, FRN, SIV, 2.80%, 05/15/2008 (pp) +	3,000,000	2,996,394
Sigma Finance, Inc., FRN, SIV, 2.34%, 06/16/2008 (pp) +	5,000,000	4,870,500

		7,866,894

REPURCHASE AGREEMENTS ^ 4.7%
Banc of America Securities LLC, 3.07%, dated 03/31/2008, maturing 04/01/2008,
maturity value $4,720,403 (pp) (1)	4,720,000	4,720,000
BNP Paribas Securities, Inc., 3.10%, dated 03/31/2008, maturing 04/01/2008,
maturity value $5,588,481 (pp) (2)	5,588,000	5,588,000
Credit Suisse First Boston LLC, 3.15%, dated 03/31/2008, maturing 04/01/2008,
maturity value $1,000,088 (pp) (3)	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.10%, dated 03/31/2008,
maturing 04/01/2008, maturity value $5,375,463 (pp) (4)	5,375,000	5,375,000
Greenwich Capital Markets, Inc., 3.10%, dated 03/31/2008, maturing
04/01/2008, maturity value $6,000,517 (pp) (5)	6,000,000	6,000,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS continued
REPURCHASE AGREEMENTS ^ continued
JPMorgan Securities, Inc., 3.07%, dated 03/31/2008, maturing 04/01/2008,
maturity value $3,428,292 (pp) (6)	$ 3,428,000	$ 3,428,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.10%, dated 03/31/2008, maturing
04/01/2008, maturity value $5,000,431 (pp) (7)	5,000,000	5,000,000

		31,111,000

	Shares	Value

MUTUAL FUND SHARES 5.1%
BGI Prime Money Market Fund, Premium Shares, 3.15% (pp) q	12,083,575	12,083,575
BlackRock Liquidity TempFund, Institutional Class, 3.25% (pp) q	4,000,000	4,000,000
Evergreen Institutional Money Market Fund, Class I, 3.27% (pp) q ø	10,000,000	10,000,000
Evergreen Institutional U.S. Government Money Market Fund,
Class I, 2.24% q ø	2,047,286	2,047,286
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio,
Institutional Class, 3.31% (pp) q	6,000,000	6,000,000

		34,130,861

Total Short-Term Investments (cost $78,241,779)		78,102,117

Total Investments (cost $745,224,120) 110.9%		739,450,117
Other Assets and Liabilities (10.9%)		(72,888,918)

Net Assets 100.0%		$ 666,561,199

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	All or a portion of this security represents investment of cash collateral received from securities on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro rata basis consisting of:
	(1)	investment grade corporate bonds, 2.88% to 8.60%, 10/15/2008 to 06/01/2065, value including accrued interest is $4,814,400.
	(2)	investment grade corporate bonds, 5.30% to 8.25%, 10/28/2015 to 06/01/2032, value including accrued interest is $5,699,760.
	(3)	investment grade corporate bonds, 7.375% to 8.00%, 06/15/2010 to 03/15/2038, value including accrued interest is $1,020,000.
	(4)	investment grade corporate bonds, 5.70% to 8.75%, 02/15/2017 to 03/01/2031, value including accrued interest is $299,818; high grade asset-backed securities 2.97% to 3.41%, 05/25/2035 to 08/25/2046, value including accrued interest is $3,259,614; high grade CMOs, 3.21% to 5.22%, 07/15/2035 to 08/25/2046, value including accrued interest is $1,923,296.
	(5)	agency mortgage-backed security, 5.00%, 03/01/2038, value including accrued interest is $6,120,149.
	(6)	investment grade commercial paper, 0.02% to 0.19%, 04/01/2008 to 06/20/2008, value including accrued interest is $3,496,642.
	(7)	investment grade corporate bonds, 0.00% to 7.15%, 08/15/2013 to 06/01/2037, value including accrued interest is $5,100,014.

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
SIV	Structured Investment Vehicle

The following table shows the percent of total long-term investments by sector as of March 31, 2008:

Information Technology	32.5%
Health Care	22.1%
Consumer Discretionary	17.9%
Financials	10.2%
Industrials	8.1%
Consumer Staples	7.9%
Energy	1.3%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $733,176,834) including $74,935,322 of securities
loaned	$ 727,402,831
Investments in affiliated money market funds, at value (cost $12,047,286)	12,047,286

Total investments	739,450,117
Receivable for securities sold	3,325,502
Receivable for Fund shares sold	117,091
Dividends receivable	1,218,174
Receivable for securities lending income	95,510
Receivable from investment advisor	5,182
Prepaid expenses and other assets	20,937

Total assets	744,232,513

Liabilities
Payable for Fund shares redeemed	1,134,134
Payable for securities on loan	76,194,493
Due to related parties	86,177
Printing and postage expenses payable	139,060
Accrued expenses and other liabilities	117,450

Total liabilities	77,671,314

Net assets	$ 666,561,199

Net assets represented by
Paid-in capital	$ 1,068,044,790
Undistributed net investment loss	(531,072)
Accumulated net realized losses on investments	(395,178,516)
Net unrealized losses on investments	(5,774,003)

Total net assets	$ 666,561,199

Net assets consists of
Class A	$ 495,432,982
Class B	113,214,316
Class C	44,142,901
Class I	13,713,939
Class R	57,061

Total net assets	$ 666,561,199

Shares outstanding (unlimited number of shares authorized)
Class A	18,144,511
Class B	4,766,590
Class C	1,853,731
Class I	487,891
Class R	2,108

Net asset value per share
Class A	$ 27.30
Class A — Offering price (based on sales charge of 5.75%)	$ 28.97
Class B	$ 23.75
Class C	$ 23.81
Class I	$ 28.11
Class R	$ 27.07

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2008 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $149,189)	$ 5,090,997
Securities lending	217,193
Income from affiliate	89,242

Total investment income	5,397,432

Expenses
Advisory fee	1,971,495
Distribution Plan expenses
Class A	823,386
Class B	722,730
Class C	247,811
Class R	152
Administrative services fee	378,186
Transfer agent fees	1,856,768
Trustees’ fees and expenses	8,253
Printing and postage expenses	86,399
Custodian and accounting fees	97,930
Registration and filing fees	23,951
Professional fees	27,902
Other	10,433

Total expenses	6,255,396
Less: Expense reductions	(6,768)
Fee waivers and expense reimbursements	(368,577)

Net expenses	5,880,051

Net investment loss	(482,619)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	62,379,863
Net change in unrealized gains or losses on investments	(168,657,391)

Net realized and unrealized gains or losses on investments	(106,277,528)

Net decrease in net assets resulting from operations	$ (106,760,147)

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2008		Year Ended
	(unaudited)		September 30, 2007

Operations
Net investment loss	$ (482,619)		$ (5,428,388)
Net realized gains on investments		62,379,863		63,903,942
Net change in unrealized gains or losses
on investments		(168,657,391)		120,158,196

Net increase (decrease) in net assets
resulting from operations		(106,760,147)		178,633,750

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	230,174	6,856,608	1,059,015	30,125,249
Class B	93,131	2,380,213	257,700	6,387,112
Class C	78,424	1,968,097	67,308	1,672,566
Class I	31,191	964,122	67,559	1,979,036
Class R	301	8,764	3,939	107,140

		12,177,804		40,271,103

Automatic conversion of Class B shares
to Class A shares
Class A	1,155,711	34,438,531	3,636,390	102,963,002
Class B	(1,325,534)	(34,438,531)	(4,150,240)	(102,963,002)

		0		0

Payment for shares redeemed
Class A	(2,178,086)	(64,188,538)	(6,086,657)	(172,896,099)
Class B	(672,850)	(17,316,483)	(3,249,468)	(80,227,227)
Class C	(222,694)	(5,690,069)	(906,625)	(22,332,884)
Class I	(53,891)	(1,628,752)	(179,597)	(5,193,338)
Class R	(215)	(5,905)	(19,397)	(545,160)

		(88,829,747)		(281,194,708)

Net decrease in net assets resulting from
capital share transactions		(76,651,943)		(240,923,605)

Total decrease in net assets		(183,412,090)		(62,289,855)
Net assets
Beginning of period		849,973,289		912,263,144

End of period	$ 666,561,199		$ 849,973,289

Undistributed net investment loss	$ (531,072)		$ (48,453)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Omega Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.41% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Omega Fund, increase. For the six months ended March 31, 2008, the advisory fee was equivalent to 0.52% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2008, EIMC contractually waived its advisory fee in the amount of $246,167 and voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $122,410.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.49% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2008, the Fund paid brokerage commissions of $57,021 to Wachovia Securities, LLC.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2008, EIS received $6,067 from the sale of Class A shares and $85, $127,311 and $427 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $161,343,866 and $241,087,087, respectively, for the six months ended March 31, 2008.

During the six months ended March 31, 2008, the Fund loaned securities to certain brokers and earned $1,048 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At March 31, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $74,935,322 and $76,194,493, respectively.

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $745,332,572. The gross unrealized appreciation and depreciation on securities based on tax cost was $71,464,549 and $77,347,004, respectively, with a net unrealized depreciation of $5,882,455.

As of September 30, 2007, the Fund had $457,129,736 in capital loss carryovers for federal income tax purposes with $11,186,457 expiring in 2009, $246,522,252 expiring in 2010 and $199,421,027 expiring in 2011.

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended March 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of March 31, 2008, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

566382 rv5 04/2008

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566382 rv5 04/2008

Evergreen Small-Mid Growth Fund

Evergreen

SMALL-MID GROWTH FUND

Semiannual Report
as of March 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2008

Dennis H. Ferro

President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Small-Mid Growth Fund for the six-month period ended March 31, 2008 (the “six-month period”).

Mounting evidence of a slowing economy undermined confidence in equities and credit-sensitive fixed income securities during the six-month period. Investors feared weakness in housing and problems in the subprime mortgage industry could pull the domestic economy into recession. Major financial institutions began to report substantial losses from their exposures to subprime mortgages and banks started to tighten their credit standards and to restrict their lending. Equity prices were buffeted by news of falling profits, weakening housing, slowing employment, rising inflationary pressures and growing credit problems. Stock valuations fell across all market capitalizations, investment styles and regions. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. As a consequence, the prices of corporate bonds and many asset-backed securities fell, while Treasuries rallied in a general flight to quality. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy showed clear signs of weakening over the six-month period. Problems in the credit markets led to declines in lending for ordinary consumer and commercial activity, accentuating the effects of declining home prices. Corporate profits, employment and other key economic indicators showed signs of deterioration. Gross Domestic Product growth slowed to just 0.6% both in the final quarter of 2007 and in the first quarter of 2008. To reinvigorate the economy

1

LETTER TO SHAREHOLDERS continued

and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the six-month period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, consistent with the investment discipline and style of each fund. The manager of Evergreen Large Company Growth Fund and Evergreen Omega Fund focused on bottom-up, fundamental analysis in making individual stock selections. The portfolio manager supervising Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund, meanwhile, sought to balance each portfolio with exposure both to consistent growth companies and to more cyclically oriented corporations. At the same time, managers of Evergreen Growth Fund concentrated on opportunities among small cap growth companies with above-average earnings prospects and reasonable stock valuations. The portfolio manager of Evergreen Enhanced S&P 500® Fund, in turn, employed a largely quantitative discipline in choosing a portfolio of predominately large cap stocks from both the value and growth stock universes.

We believe the experiences in the capital markets during the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of March 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Kenneth J. Doerr

Robert C. Junkin, CPA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/11/2005

	Class A	Class I
Class inception date	10/11/2005	10/11/2005

Nasdaq symbol	ESMGX	ESMIX

6-month return with sales charge	-18.31%	N/A

6-month return w/o sales charge	-13.32%	-13.20%

Average annual return*

1-year with sales charge	-8.08%	N/A

1-year w/o sales charge	-2.46%	-2.21%

Since portfolio inception	7.79%	10.63%

Maximum sales charge	5.75%	N/A
	Front-end

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

Effective May 7, 2008, Mr. Doerr and Mr. Junkin became portfolio managers of the fund. Effective
May 14, 2008, Donald M. Bisson no longer managed the fund and Mr. Doerr and Mr. Junkin assumed day-to-day management responsibility of the fund.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Small-Mid Growth Fund Class A shares versus a similar investment in the Russell 2500 Growth Index (Russell 2500 Growth) and the Consumer Price Index (CPI).

The Russell 2500 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

The example illustrates your fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2007	3/31/2008	Period*

Actual
Class A	$ 1,000.00	$866.82	$ 5.46
Class I	$ 1,000.00	$867.97	$ 4.30
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.15	$ 5.91
Class I	$ 1,000.00	$ 1,020.40	$ 4.65

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.17% for Class A and 0.92% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

6

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS A	(unaudited)	2007	2006[1]

Net asset value, beginning of period	$ 14.73	$ 11.53	$10.00

Income from investment operations
Net investment income (loss)	(0.04)	(0.11)[2]	(0.05)
Net realized and unrealized gains or losses on investments	(1.74)	3.31	1.58

Total from investment operations	(1.78)	3.20	1.53

Distributions to shareholders from
Net realized gains	(1.42)	0	0

Net asset value, end of period	$ 11.53	$ 14.73	$11.53

Total return[3]	(13.32%)	27.75%	15.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$33,727	$45,706	$ 3
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%[4]	1.17%	1.18%[4,5]
Expenses excluding waivers/reimbursements and expense reductions	1.28%[4]	1.28%	1.99%[4]
Net investment income (loss)	(0.56%)[4]	(0.79%)	(0.66%)[4]
Portfolio turnover rate	60%	192%	132%

1 For the period from October 11, 2005 (commencem ent of class operations), to September 30, 2006.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

5 Including the expense reductions, the ratio would be 1.17%.

See Notes to Financial Statements

7

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS I	(unaudited)	2007	2006[1]

Net asset value, beginning of period	$ 14.77	$ 11.54	$ 10.00

Income from investment operations
Net investment income (loss)	(0.02)	(0.06)[2]	(0.02)
Net realized and unrealized gains or losses on investments	(1.75)	3.30	1.56

Total from investment operations	(1.77)	3.24	1.54

Distributions to shareholders from
Net investment income	0	(0.01)	0

Net realized gains	(1.42)	0	0
Total distributions to shareholders	(1.42)	(0.01)	0

Net asset value, end of period	$ 11.58	$ 14.77	$ 11.54

Total return	(13.20%)	28.11%	15.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$109,225	$140,931	$22,429
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%[3]	0.92%	0.93%[3,4]
Expenses excluding waivers/reimbursements and expense reductions	0.98%[3]	0.98%	1.74%[3]
Net investment income (loss)	(0.31%)[3]	(0.42%)	(0.37%)[3]
Portfolio turnover rate	60%	192%	132%

1 For the period from October 11, 2005 (commencement of class operations), to September 30, 2006.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

4 Including the expense reductions, the ratio would be 0.92%.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 97.5%
CONSUMER DISCRETIONARY 12.1%
Diversified Consumer Services 3.9%
Capella Education Co. *	53,357	$2,913,292
Strayer Education, Inc.	18,000	2,745,000

		5,658,292

Hotels, Restaurants & Leisure 2.8%
Buffalo Wild Wings, Inc. *	41,579	1,018,686
Penn National Gaming, Inc. *	68,400	2,991,132

		4,009,818

Internet & Catalog Retail 1.2%
priceline.com, Inc. * (p)	14,600	1,764,556

Media 0.9%
Lamar Advertising Co., Class A (p)	34,900	1,253,957

Specialty Retail 1.2%
GameStop Corp., Class A *	32,500	1,680,575

Textiles, Apparel & Luxury Goods 2.1%
Hanesbrands, Inc. *	102,600	2,995,920

CONSUMER STAPLES 6.4%
Food Products 4.4%
Hain Celestial Group, Inc. * (p)	103,000	3,038,500
Ralcorp Holdings, Inc. *	55,200	3,209,880

		6,248,380

Personal Products 2.0%
Alberto-Culver Co.	104,300	2,858,863

ENERGY 10.2%
Energy Equipment & Services 5.1%
Atwood Oceanics, Inc. *	33,840	3,103,805
Dril-Quip, Inc. *	58,900	2,737,083
ION Geophysical Corp.	107,300	1,480,740

		7,321,628

Oil, Gas & Consumable Fuels 5.1%
Denbury Resources, Inc. *	89,377	2,551,713
Southwestern Energy Co. *	138,456	4,664,583

		7,216,296

FINANCIALS 4.2%
Commercial Banks 2.0%
Associated Banc-Corp. (p)	106,800	2,844,084

Insurance 2.2%
Fidelity National Financial, Inc.	168,500	3,088,605

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 19.9%
Biotechnology 2.1%
Cephalon, Inc. * (p)	46,040	$2,964,976

Health Care Equipment & Supplies 9.8%
ArthroCare Corp. *	66,300	2,211,105
Beckman Coulter, Inc.	44,300	2,859,565
Hologic, Inc. *	58,500	3,252,600
STERIS Corp.	49,170	1,319,231
Symmetry Medical, Inc. *	95,668	1,588,089
Varian Medical Systems, Inc. *	58,700	2,749,508

		13,980,098

Health Care Providers & Services 4.5%
Pediatrix Medical Group, Inc. *	52,890	3,564,786
Psychiatric Solutions, Inc. *	86,594	2,937,268

		6,502,054

Life Sciences Tools & Services 3.5%
AMAG Pharmaceuticals, Inc. *	37,900	1,532,297
Qiagen NV * (p)	168,900	3,513,120

		5,045,417

INDUSTRIALS 18.9%
Commercial Services & Supplies 5.6%
FTI Consulting, Inc. *	55,038	3,909,899
Watson Wyatt Worldwide, Inc.	72,900	4,137,075

		8,046,974

Electrical Equipment 5.6%
EnerSys, Inc. *	117,700	2,815,384
JA Solar Holdings Co., Ltd., ADS	120,400	2,239,440
Roper Industries, Inc. (p)	48,540	2,885,218

		7,940,042

Machinery 4.3%
Kaydon Corp. (p)	65,000	2,854,150
Titan International, Inc.	108,500	3,321,185

		6,175,335

Road & Rail 2.4%
Landstar System, Inc. (p)	65,100	3,395,616

Trading Companies & Distributors 1.0%
MSC Industrial Direct Co., Class A	34,225	1,446,006

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 19.9%
Communications Equipment 3.8%
Acme Packet, Inc. * (p)	169,900	$1,357,501
F5 Networks, Inc. *	66,212	1,203,072
NICE-Systems, Ltd., ADR *	103,225	2,913,010

		5,473,583

Electronic Equipment & Instruments 2.5%
Flir Systems, Inc. * (p)	118,200	3,556,638

Internet Software & Services 6.6%
Akamai Technologies, Inc. *	101,700	2,863,872
Bankrate, Inc. * (p)	49,235	2,456,334
SINA Corp. *	36,200	1,276,050
VistaPrint, Ltd.	81,900	2,862,405

		9,458,661

IT Services 1.4%
Syntel, Inc. (p)	73,869	1,968,609

Semiconductors & Semiconductor Equipment 3.3%
Monolithic Power Systems, Inc. * (p)	98,139	1,730,191
Power Integrations, Inc. *	102,300	2,993,298

		4,723,489

Software 2.3%
ANSYS, Inc. *	41,000	1,415,320
Quality Systems, Inc. (p)	61,836	1,847,041

		3,262,361

MATERIALS 3.9%
Chemicals 1.7%
CF Industries Holdings, Inc.	23,500	2,435,070

Metals & Mining 2.2%
Steel Dynamics, Inc.	94,600	3,125,584

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 2.0%
Time Warner Telecom, Inc. *	183,700	2,845,513

Total Common Stocks (cost $141,365,331)		139,287,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 22.7%
REPURCHASE AGREEMENTS ^ 11.6%
BNP Paribas Securities, 3.10%, dated 03/31/2008, maturing 04/01/2008, maturity
value $1,502,129 (pp)(1)	$1,502,000	$1,502,000
Credit Suisse First Boston, LLC, 3.15%, dated 03/31/2008, maturing 04/01/2008,
maturity value $2,482,217 (pp)(2)	2,482,000	2,482,000
Deutsche Bank Securities, Inc., 3.10%, dated 03/31/2008, maturing 04/01/2008,
maturity value $4,000,344 (pp)(3)	4,000,000	4,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.10%, dated 03/31/2008,
maturing 04/01/2008, maturity value $2,000,172 (pp)(4)	2,000,000	2,000,000
Greenwich Capital Markets, Inc., 3.10%, dated 03/31/2008, maturing
04/01/2008, maturity value $3,000,258 (pp)(5)	3,000,000	3,000,000
JPMorgan Securities, Inc., 3.07%, dated 03/31/2008, maturing 04/01/2008,
maturity value $601,051 (pp)(6)	601,000	601,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.10%, dated 03/31/2008, maturing
04/01/2008, maturity value $3,000,258 (pp)(7)	3,000,000	3,000,000

		16,585,000

	Shares	Value

MUTUAL FUND SHARES 11.1%
BGI Prime Money Market Fund, Premium Shares, 3.15% (pp)q	2,249,000	2,249,000
BlackRock Liquidity TempFund, Institutional Class, 3.25% (pp)q	2,000,000	2,000,000
Evergreen Institutional Money Market Fund, Class I, 3.27% q ø (pp)	7,646,715	7,646,715
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional
Class, 3.31% (pp) q	4,000,000	4,000,000

		15,895,715

Total Short-Term Investments (cost $32,480,715)		32,480,715

Total Investments (cost $173,846,046) 120.2%		171,767,715
Other Assets and Liabilities (20.2%)		(28,816,077)

Net Assets 100.0%		$142,951,638

*	Non-income producing security
(p)	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
(pp)	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro rata basis consisting of:
	(1)	investment grade corporate bonds, 5.30% to 8.25%, 10/28/2015 to 06/01/2032, value including accrued interest is $1,532,040.
	(2)	investment grade corporate bonds, 7.375% to 8.00%, 06/15/2010 to 03/15/2038, value including accrued interest is $2,531,641.
	(3)	high grade CMOs, 2.84% to 6.15%, 09/15/2021 to 02/15/2051, value including accrued interest is
$3,426,293; investment grade CMO, 4.04%, 04/25/2034, value including accrued interest is $653,707.
	(4)	investment grade corporate bonds, 5.70% to 8.75%, 02/15/2017 to 03/01/2031, value including accrued interest is $111,560; high grade asset-backed securities, 2.97% to 3.41%, 05/25/2035 to 08/25/2046, value including accrued interest is $1,212,880; high grade CMOs, 3.21% to 5.22%, 07/15/2035 to 08/25/2046, value including accrued interest is $715,645.
	(5)	agency mortgage-backed security, 5.00%, 03/01/2038, value including accrued interest is $3,060,075.
	(6)	investment grade commercial paper, 0.02% to 0.19%, 04/01/2008 to 06/20/2008, value including accrued interest is $613,034.
	(7)	investment grade corporate bonds, 0.00% to 7.15%, 08/15/2013 to 06/01/2037, value including accrued interest is $3,060,008.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares
CMO	Collateralized Mortgage Obligation

The following table shows the percent of total long-term investments by sector as of March 31, 2008:

Health Care	20.5%
Information Technology	20.4%
Industrials	19.4%
Consumer Discretionary	12.5%
Energy	10.4%
Consumer Staples	6.5%
Financials	4.3%
Materials	4.0%
Telecommunication Services	2.0%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $166,199,331) including $28,356,519 of securities
loaned	$164,121,000
Investments in affiliated money market fund, at value (cost $7,646,715)	7,646,715

Total investments	171,767,715
Segregated cash	1,083
Receivable for securities sold	2,389,266
Receivable for Fund shares sold	138,863
Dividends receivable	57,538
Receivable for securities lending income	17,859
Prepaid expenses and other assets	17,633

Total assets	174,389,957

Liabilities
Payable for securities purchased	2,526,260
Payable for Fund shares redeemed	55,961
Payable for securities on loan	28,835,083
Advisory fee payable	1,174
Due to other related parties	376
Accrued expenses and other liabilities	19,465

Total liabilities	31,438,319

Net assets	$142,951,638

Net assets represented by
Paid-in capital	$148,446,516
Undistributed net investment loss	(322,463)
Accumulated net realized losses on investments	(3,094,084)
Net unrealized losses on investments	(2,078,331)

Total net assets	$142,951,638

Net assets consists of
Class A	$33,727,028
Class I	109,224,610

Total net assets	$142,951,638

Shares outstanding (unlimited number of shares authorized)
Class A	2,925,470
Class I	9,434,352

Net asset value per share
Class A	$11.53
Class A — Offering price (based on sales charge of 5.75%)	$12.23
Class I	$11.58

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2008 (unaudited)

Investment income
Dividends	$294,919
Income from affiliate	127,838
Securities lending	114,122

Total investment income	536,879

Expenses
Advisory fee	614,597
Distribution Plan expenses	61,075
Administrative services fee	87,577
Transfer agent fees	80,340
Trustees’ fees and expenses	2,522
Printing and postage expenses	16,141
Custodian and accounting fees	27,367
Registration and filing fees	19,546
Professional fees	17,000
Other	523

Total expenses	926,688
Less: Expense reductions	(2,000)
Fee waivers and expense reimbursements	(66,035)

Net expenses	858,653

Net investment loss	(321,774)

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(351,790)
Net change in unrealized gains or losses on investments	(23,196,430)

Net realized and unrealized gains or losses on investments	(23,548,220)

Net decrease in net assets resulting from operations	$(23,869,994)

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2008		Year Ended
	(unaudited)		September 30, 2007

Operations
Net investment loss		$(321,774)		$(554,111)
Net realized gains or losses on
investments		(351,790)		16,633,100
Net change in unrealized gains or losses
on investments		(23,196,430)		8,932,635

Net increase (decrease) in net assets
resulting from operations		(23,869,994)		25,011,624

Distributions to shareholders from
Net investment income
Class I		0		(42,978)
Net realized gains
Class A		(4,279,029)		0
Class I		(14,423,967)		0

Total distributions to shareholders		(18,702,996)		(42,978)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	115,762	1,561,878	102,928	1,449,393
Class I	1,926,637	26,525,773	10,284,332	132,986,140

		28,087,651		134,435,533

Net asset value of shares issued in
reinvestment of distributions
Class A	320,456	4,246,043	0	0
Class I	974,366	12,949,320	2,869	35,831

		17,195,363		35,831

Payment for shares redeemed
Class A	(613,558)	(7,838,078)	(2,833,493)	(39,621,734)
Class I	(3,007,977)	(38,556,585)	(2,689,942)	(36,518,443)

		(46,394,663)		(76,140,177)

Net asset value of shares issued in
acquisition
Class A	0	0	5,833,081	80,903,617

Net increase (decrease) in net assets
resulting from capital share transactions		(1,111,649)		139,234,804

Total increase (decrease) in net assets		(43,684,639)		164,203,450
Net assets
Beginning of period		186,636,277		22,432,827

End of period	$ 142,951,638		$ 186,636,277

Undistributed (overdistributed) net
investment loss		$(322,463)		$(689)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Small-Mid Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class A shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as average daily net assets increase. For the six months ended March 31, 2008, the advisory fee was equivalent to 0.70% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2008, EIMC contractually and voluntarily waived its advisory fee in the amount of $2,782 and $53,074, respectively. In addition, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $10,179.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.09% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2008, the Fund paid brokerage commissions of $1,629 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class A shares. Under the Distribution Plan, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the six months ended March 31, 2008, EIS received $1,118 from the sale of Class A shares.

5. ACQUISITION

Effective at the close of business on May 18, 2007, the Fund acquired the net assets of Atlas Emerging Growth Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas Emerging Growth Fund at an exchange ratio of 1.28 for Class A shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $10,877,372. The aggregate net assets of the Fund and Atlas Emerging Growth Fund immediately prior to the acquisition were $115,705,154 and $80,903,617, respectively. The aggregate net assets of the Fund immediately after the acquisition were $196,608,771.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $100,476,387 and $122,932,556, respectively, for the six months ended March 31, 2008.

During the six months ended March 31, 2008, the Fund loaned securities to certain brokers and earned $453 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At Month March 31, 2008, the value of securities on loan and the total value of collateral received for securities loaned (including segregated cash) amounted to $28,356,519 and $28,835,083, respectively.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $174,808,068. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,201,576 and $13,241,929, respectively, with a net unrealized depreciation of $3,040,353.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2008, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended March 31, 2008, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers,

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

(ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of March 31, 2008, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

576004 rv2 04/2008

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

576004 rv2 04/2008

Item 2 – Code of Ethics
Not required for this semi-annual filing.

Item 3 – Audit Committee Financial Expert
Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services
Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants
Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a)

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By:
Dennis H. Ferro,
Principal Executive Officer
Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer
Date: May 23, 2008
By:
Jeremy Depalma
Principal Financial Officer
Date: May 23, 2008